UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21798

UTOPIA FUNDS
(Exact name of registrant as specified in charter)

111 Cass Street, Traverse City, Michigan		49684
(Address of principal executive offices)		(Zip code)

Paul Sutherland 111 Cass Street, Traverse City, Michigan 49684
(Name and address of agent for service)

Registrant’s telephone number, including area code:		231.929.4500

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2008

Item 1 – Schedule of Investments.

UTOPIA FUNDS Growth Fund	as of June 30, 2008 (Unaudited)
SCHEDULE of Investments

	Shares	Value
COMMON STOCKS (88.1%)
Agriculture (0.3%)
PRT Forest Regeneration Income Fund	44,000	$160,518

Apparel (0.2%)
Ocean Sky International Ltd.(1)	1,010,000	133,029

Auto Manufacturers (0.4%)
Showa Aircraft Industry Co. Ltd.(1)	24,000	249,030

Banks (3.6%)
Banco Santander SA	20,500	372,895
Idaho Trust Bancorp*(1)(2)	18,000	125,217
MidWestOne Financial Group, Inc.	25,700	332,558
Mitsubishi UFJ Financial Group, Inc. - ADR	35,000	308,000
Mizuho Financial Group(1)	40	186,113
National Bancshares, Inc.*	47,000	88,125
Nexity Financial Corp.*	33,100	153,915
North Valley Bancorp	9,199	59,885
Standard Bank Group Ltd.(1)	51,100	495,973
The Tokushima Bank Ltd.(1)	20,000	99,368
		2,222,049
Beverages (1.4%)
Diedrich Coffee, Inc.*	105,543	225,862
Swiss Water Decaffeinated Coffee Income Fund	92,000	635,618
		861,480
Building Materials (2.5%)
CENTROTEC Sustainable AG*	21,500	468,834
Cie de Saint-Gobain(1)	9,710	601,348
Dynasty Ceramic PCL(1)	450,000	242,804
ENDO Lighting Corp.(1)	75,400	255,308
		1,568,294
Chemicals (3.5%)
Century Sunshine Ecological Technology Holdings Ltd.(1)	2,930,000	103,488
Chemical Co. of Malaysia BHD(1)	340,200	296,044
Kansai Paint Co. Ltd.(1)	67,000	463,941
Landec Corp.*	93,400	604,299
Meghmani Organics Ltd.*(1)	1,493,500	290,017
Yip’s Chemical Holdings Ltd.(1)	571,500	382,578
		2,140,367
Commercial Services (1.0%)
Career Education Corp.*	15,200	222,072
Collectors Universe, Inc.	56,600	459,026
		681,098
Distribution-Wholesale (0.6%)
China Hong Kong Photo Products Holdings Ltd.(1)	4,553,000	397,243

Diversified Financial Services (2.3%)
Guoco Group Ltd.(1)	57,000	577,573
Premier Wealth Management*	214,100	21,410
Premier Wealth Management*(1)(3)	161,000	16,100
Takagi Securities Co. Ltd.(1)	140,000	286,261
WP Stewart & Co. Ltd.	349,700	531,544
		1,432,888
Electrical Components & Equipment (2.7%)
Carmanah Technologies Corp.*	444,100	500,848
FINETEC Corp.(1)	30,000	332,379
Viridis Clean Energy Group(1)	633,311	416,063
Xantrex Technology, Inc.*	39,565	388,006
Xantrex Technology, Inc. CN*	1,035	10,202
		1,647,498
Electronics (0.8%)
Sartorius AG(1)	15,600	481,521

Entertainment (0.5%)
Yoshimoto Kogyo Co. Ltd.(1)	26,020	302,373

Environmental Control (0.6%)
Sinomem Technology Ltd.*(1)	730,813	345,599

Food (3.6%)
Celestial Nutrifoods Ltd.(1)	325,000	191,816
China Milk Products Group Ltd.(1)	654,000	346,432
Galaxy Nutritional Foods, Inc.*	645,594	96,839
Koninklijke Wessanen NV(1)	30,900	355,111
Petra Foods Ltd.	468,000	338,819
Tofutti Brands, Inc.*	66,675	185,357
Total Produce PLC(1)	425,000	373,181
Turners & Growers Ltd.(1)	209,569	351,310
		2,238,865
Forest Products & Paper (0.7%)
Timberwest Forest Corp.	32,300	435,545

Healthcare Products (0.9%)
LMA International NV*(1)	1,100,000	161,214
Techno Medica Co. Ltd.(1)	150	385,293
		546,507
Healthcare-Services (0.4%)
KPJ Healthcare BHD(1)	200,000	216,894

Holding Companies (3.2%)
Babcock & Brown Wind Partners(1)	305,000	480,396
Haw Par Corp.(1)	215,400	1,034,594
Hotung Investment Holdings Ltd.(1)	2,365,000	331,100
India Hospitality Corp.*	23,500	149,225
		1,995,315
Home Builders (1.2%)
Johor Land BHD(1)	730,800	238,575
Sekisui Chemical Co. Ltd.(1)	74,000	504,673
		743,248

Household Products/Wares (0.8%)
American Greetings Corp.	40,000	493,600

Insurance (2.9%)
Financial Industries Corp.*	64,100	445,495
Jerneh Asia BHD*(1)	696,100	302,918
Kurnia Asia BHD*	1,079,900	226,391
Old Mutual PLC(1)	345,000	633,308
Pacific & Orient BHD	2,200	892
Singapore Reinsurance(1)	880,000	184,208
		1,793,212
Internet (7.9%)
1-800-FLOWERS.COM, Inc.*	68,400	441,180
CS Loxinfo PCL(1)	1,891,500	186,932
eBay, Inc.*	8,250	225,473
IAC/InterActiveCorp*	53,800	1,037,264
Internet Gold-Golden Lines Ltd.*	60,010	436,273
The Knot, Inc.*	45,500	444,990
NutriSystem, Inc.	10,000	141,400
Shutterfly, Inc.*	34,300	418,803
Sify Ltd. - ADR*	130,000	499,200
Travelzoo, Inc.*	29,000	248,530
United Internet AG(1)	22,000	432,400
United Online, Inc.	34,000	341,020
		4,853,465
Investment Companies (2.3%)
Allco Equity Partners Ltd.(1)	88,000	143,760
ARA Asset Management Ltd.(1)(3)	620,000	323,819
Pargesa Holding SA(1)	8,500	942,422
		1,410,001
Leisure Time (0.5%)
California WOW Xperience PCL*	244,619	23,412
H.I.S. Co. Ltd.(1)	17,000	254,600
		278,012
Lodging (0.7%)
Paliburg Holdings Ltd.(1)	18,855,517	410,856

Machinery-Diversified (1.0%)
ATS Automation Tooling Systems, Inc.*	39,000	283,024
Gehl Co.*	21,000	310,590
		593,614
Media (9.0%)
CBS Corp.	14,000	272,860
Gannett Co., Inc	25,700	556,919
Independent News & Media PLC(1)	328,000	804,017
Mondo TV SpA*(1)	22,500	200,185
The New York Times Co.	37,000	569,429
News Corp.	45,400	682,816
Spir Communication SA(1)	3,800	267,813
Time Warner, Inc.	40,200	594,960
Viacom, Inc.*	16,700	510,018
The Washington Post Co.	1,150	674,935
Workpoint Entertainment	922,000	377,790
		5,511,742

Mining (3.0%)
Barrick Gold Corp.	9,100	414,050
Royal Gold, Inc.	30,600	959,616
Zijin Mining Group Co. Ltd.*(1)	578,000	491,955
		1,865,621
Miscellaneous Manufacturers (2.5%)
AGFA-Gevaert NV*(1)	108,000	697,169
Cycle Country Accessories Corp.*	154,000	283,360
Uponor OYJ(1)	39,400	577,272
		1,557,801
Oil & Gas (4.0%)
Aurora Oil & Gas Corp.*	768,600	330,498
BP PLC	7,000	486,990
Oil & Natural Gas Corp. Ltd.(1)	25,000	475,206
Royal Dutch Shell PLC	6,000	480,660
Singapore Petroleum Co. Ltd.(1)	70,000	339,404
Thai Oil Public Co.(1)	234,200	364,784
		2,477,542
Oil Refining & Marketing (1.1%)
Neste Oil OYJ(1)	22,400	656,539

Pharmaceuticals (1.5%)
Apex Healthcare BHD(1)	681,000	341,178
C&O Pharmaceutical Technology Holdings Ltd.(1)	1,549,000	322,312
Eu Yan Sang International Ltd.(1)	706,000	260,128
		923,618
Real Estate (4.9%)
Amanah Harta Tanah PNB(1)	39,300	10,500
APN Property Group Ltd.(1)	881,572	590,064
AVJennings Homes Ltd.(1)	257,017	147,810
Housevalues, Inc.*	426,050	1,171,637
NR Nordic and Russia Properties Ltd.	159,000	155,210
Risanamento SpA*(1)	215,000	286,073
Ticon Industrial(1)	277,200	132,667
UOL Group Ltd.(1)	198,000	494,087
		2,988,048
REITS (5.9%)
Cambridge Industrial Trust(1)	500,000	246,849
ING Property Trust(1)	490,000	332,373
MID Reit, Inc.(1)	121	394,503
Nippon Residential Investment Corp.(1)	147	442,485
Parkway Life Real Estate Investment Trust(1)	414,000	343,420
Premier Investment Co.(1)	86	394,676
Strategic Hotels & Resorts, Inc.	67,100	628,726
United Urban Investment Corp.(1)	90	406,003
Whiterock Real Estate Investment Trust	42,664	432,205
		3,621,240
Retail (3.3%)
Bijou Brigitte AG(1)	3,300	443,470
Food Junction Holdings(1)	1,967,000	642,197
Kyoto Kimono Yuzen Co. Ltd.(1)	500	446,551
Modern Beauty Salon Holdings Ltd.(1)	960,000	333,681
Multi Indocitra Tbk PT	3,860,000	180,022
		2,045,921

Savings & Loans (0.6%)
First Federal of Northern Michigan Bancorp, Inc.	57,470	344,245

Software (2.7%)
IBA Healthcare Ltd.*(1)	706,155	389,251
Kingdee International Software Group Co. Ltd.(1)	2,156,000	443,657
Software Service, Inc.(1)	42,700	515,398
Tose Co. Ltd.*(1)	34,900	313,496
		1,661,802
Telecommunications (2.5%)
3Com Corp.*	172,900	366,548
Fastweb(1)	12,550	422,192
France Telecom SA	13,400	397,042
Longcheer Holdings Ltd.(1)	1,050,000	363,570
		1,549,352
Toys-Games-Hobbies (0.2%)
Action Products International, Inc.*	227,193	122,684

Transportation (0.4%)
Sakai Moving Service Co. Ltd.	10,800	260,376

TOTAL COMMON STOCKS (Identified Cost $63,253,201)		54,218,652

INVESTMENT COMPANIES (1.2%)
Closed-End Funds (1.2%)
JZ Capital Partners Ltd.*(1)	141,000	312,556
Macquarie International Infrastructure Fund Ltd.(1)	676,000	395,300
		707,856
TOTAL INVESTMENT COMPANIES (Identified Cost $857,373)		707,856

PREFERRED STOCKS (2.3%)
Banks (0.5%)
Bank of America Corp., Series E, 4.000%(5)	9,500	162,925
Taylor Capital Trust, 9.750%	4,390	63,655
U.S. Bancorp, Series B, 3.500%(5)	4,700	84,083
		310,663
Diversified Financial Services (0.3%)
Goldman Sachs Group, Inc., Series D, 4.000%(5)	4,500	80,550
Merrill Lynch & Co., Inc., Series H, 3.296%(5)	9,300	121,830
		202,380
Schools (0.7%)
New Horizons Worldwide, Inc.*(1)(2)	11,470	404,895

Software (0.0%)(4)
Interactive Voice, Data, and Fax, Inc.*(1)(2)	13,450	13,727

Sovereign Agency (0.8%)
Federal Home Loan Mortgage Corporation(5)
Series L, 3.580%	3,500	95,375
Series S, 4.000%	2,500	84,350
Federal National Mortgage Association(5)
Series F, 1.360%	14,490	315,013
Series G, 4.590%	500	8.990
		503,728
TOTAL PREFERRED STOCKS (Identified Cost 1,667,171)		1,435,393

Interest	Maturity	Principal
Rate	Date	Amount	Value
CONVERTIBLE BONDS (1.1%)
Media (0.8%)
Liberty Media LLC
3.125%	03/30/2023	450,000	469,125

Semiconductors (0.3%)
ASM International NV
4.250%	12/06/2011	125,000	172,813

TOTAL CONVERTIBLE BONDS (Identified Cost $580,837)			641,938

STRUCTURED CORPORATE BONDS (0.7%)
Non-Inversion (0.7%)
American International Group, Inc. 30yr – 2 yr CMS(5)
7.500%	03/23/2022	500,000	425,000

TOTAL STRUCTURED CORPORATE BONDS (Identified Cost $485,625)			425,000

PURCHASED OPTIONS (1.2%)
Call Options
Bank of America Corp.
$27.50	01/17/2009	290	54,375
$35.00	01/17/2009	75	3,450
CBOE SPX Volatility
$20.00	07/16/2008	580	263,900
$22.50	07/16/2008	705	190,350
$25.00	07/16/2008	740	116,550
Citigroup, Inc.
$20.00	01/17/2009	370	50,690
JPMorgan Chase & Co.
$35.00	01/17/2009	150	62,250
			741,565
TOTAL PURCHASED OPTIONS (Identified Cost $790,327)			741,565

Exercise	Expiration
Price	Date	Shares	Value
WARRANTS (0.3%)
Holding Companies (0.1%)
India Hospitality Corp.*
$5.00	08/01/2010	47,000	81,075

Insurance (0.0%)(4)
Jerneh Asia BHD*
1.60 MYR	07/26/2012	48,900	4,602

Real Estate (0.1%)
Bakrieland Development Tbk PT*
250.00 IDR	04/30/2010	2,100,000	43,048

Schools (0.1%)
New Horizons Worldwide, Inc.*(1)(2)
$0.75	07/03/2012	71,111	63,602

Software (0.0%)(4)
Interactive Voice, Data, and Fax, Inc.*(1)(2)
$17.33	07/06/2008	5,604	0

Toys-Games-Hobbies (0.0%)(4)
Action Products International, Inc.*(1)(2)
$3.75	01/31/2010	425	1

TOTAL WARRANTS (Identified Cost $43,543)			192,328

TOTAL INVESTMENTS (94.9%) (Identified Cost $67,678,077)			58,362,732

TOTAL OTHER ASSETS LESS LIABILITIES (5.1%)			3,169,069

TOTAL NET ASSETS (100.0%)			$61,531,801

SCHEDULE OF RESTRICTED AND ILLIQUID SECURITIES

Principal	Acquisition	Market	Value as a %
Amount/Shares	Date	Value	of Net Assets
Action Products International, Inc. Warrants*(1)(2)
425	01/10/2006	$1	0.0	%(4)
ARA Asset Management Ltd. (1)(3)
620,000	06/26/2008	323,819	0.5%
Idaho Trust Bancorp*(1)(2)
18,000	08/30/2006	125,217	0.2%
Interactive Voice, Data, and Fax, Inc.*(1)(2)
13,450	09/14/2006-01/05/2007	13,727	0.0	%(4)
Interactive Voice, Data, and Fax Inc. Warrants*(1)(2)
5,604	01/05/2007	0	0.0	%(4)
New Horizons Worldwide Inc.*(1)(2)
11,470	07/03/2007	404,895	0.7%
New Horizons Worldwide Inc. Warrants*(1)(2)
71,111	07/03/2007	63,602	0.1%
Premier Wealth Management*(3)	05/26/2006-
161,100	07/11/2006	16,100	0.0	%(4)

		$947,361	1.5%

* Non Income Producing Security.

(1) Fair valued security under procedures established by the Trust’s Board of Trustees. Total market value of fair valued securities as of June 30, 2008  is $31,388,199.

(2) This security is considered illiquid by the investment adviser.

(3) These securities are not registered, but may be resold only to “qualified institutional buyers” in transactions exempt from registration in accordance with Rule 144A under the Securities Act of 1933 and are technically considered “restricted securities”. These securities are considered liquid by the investment adviser. The cost of these securities is $323,504.

(4) Less than 0.05% of Total Net Assets.

(5) Represents a variable or increasing rate security. Rate disclosed is as of June 30, 2008.

ADR – American Depositary Receipts

AG - Aktiengesellshaft (German: stock corporation)

BHD – Berhad

CMS – Constant Maturity Swap Curve

CN – Canadian Exchange

IDR – Indonesian Rupiah

LLC – Limited Liability Company

MYR – Malaysian Ringgit

NV – Naamloze Vennotschap

OYJ – Julkinen Osakeyhtio (Finnish: public limited (trade) company)

PCL – Public Company Limited

PLC – Public Limited Company

PNB – Permodalan Naional Berhad

PT – Perseroan Terbuka (Indonesia limited liability company)

REIT – Real Estate Investment Trust

SA – Societe Anonyme (French company designation)

SpA – Societa per Azioni (Italian: Limited share company)

See Notes to Schedule of Investments

UTOPIA FUNDS Core Fund	as of June 30, 2008 (Unaudited)
SCHEDULE of Investments

	Shares	Value
COMMON STOCKS (77.0%)
Agriculture (0.2%)
PRT Forest Regeneration Income Fund	44,900	$163,801

Apparel (0.4%)
Ocean Sky International Ltd.(1)	2,600,000	342,450

Auto Manufacturers (0.5%)
Showa Aircraft Industry Co. Ltd.(1)	45,000	466,932

Banks (3.6%)
Banco Santander SA	19,000	345,610
Idaho Trust Bancorp*(1)(2)	46,500	323,477
MidWestOne Financial Group, Inc.	44,982	582,068
Mitsubishi UFJ Financial Group, Inc. - ADR	30,000	264,000
Mizuho Financial Group(1)	100	465,284
National Bancshares, Inc.*	130,000	243,750
Nexity Financial Corp.*	56,359	262,069
Southern National Bancorp of Virginia, Inc.*	1,118	9,050
Standard Bank Group Ltd.(1)	54,200	526,061
The Tokushima Bank Ltd.(1)	70,000	347,787
		3,369,156
Beverages (1.2%)
Diedrich Coffee, Inc.*	150,094	321,201
Swiss Water Decaffeinated Coffee Income Fund	110,500	763,433
		1,084,634
Building Materials (2.3%)
CENTROTEC Sustainable AG*	26,500	577,865
Cie de Saint-Gobain(1)	10,700	662,659
Dynasty Ceramic PCL(1)	900,000	485,607
ENDO Lighting Corp.(1)	131,800	446,281
		2,172,412
Chemicals (2.7%)
Century Sunshine Ecological Technology Holdings Ltd.(1)	4,070,000	143,753
Chemical Co. of Malaysia BHD(1)	63,500	55,258
Kansai Paint Co. Ltd.(1)	86,000	595,506
Landec Corp.*	98,800	639,236
Meghmani Organics Ltd.*(1)	2,651,400	514,865
Yip’s Chemical Holdings Ltd.(1)	859,000	575,039
		2,523,657
Commercial Services (0.8%)
Career Education Corp.*	13,800	201,618
Collectors Universe, Inc.	69,000	559,590
		761,208
Distribution-Wholesale (0.6%)
China Hong Kong Photo Products Holdings Ltd.(1)	6,686,000	583,345

Diversified Financial Services (2.0%)
Guoco Group Ltd.(1)	77,000	780,231
Premier Wealth Management*	364,600	36,460
Premier Wealth Management*(1)(3)	398,000	39,800
Takagi Securities Co. Ltd.(1)	170,000	347,602
WP Stewart & Co. Ltd.	436,000	662,720
		1,866,813
Electrical Components & Equipment (1.5%)
FINETEC Corp.(1)	40,000	443,172
Viridis Clean Energy Group(1)	791,577	520,039
Xantrex Technology, Inc.*	38,985	382,318
Xantrex Technology, Inc. CN*	2,515	24,789
		1,370,318
Electronics (0.6%)
Sartorius AG(1)	19,600	604,988

Entertainment (1.6%)
Avex Group Holdings, Inc.(1)	57,400	641,614
Toei Co. Ltd.(1)	70,000	403,764
Yoshimoto Kogyo Co. Ltd.(1)	40,194	467,086
		1,512,464
Environmental Control (0.5%)
Sinomem Technology Ltd.*(1)	915,000	432,701

Food (3.4%)
Celestial Nutrifoods Ltd.(1)	700,000	413,142
China Milk Products Group Ltd.(1)	756,000	400,462
Galaxy Nutritional Foods, Inc.*	830,947	124,642
Koninklijke Wessanen NV(1)	37,391	429,707
Petra Foods Ltd.	542,000	392,393
Tofutti Brands, Inc.*	120,756	335,702
Total Produce PLC(1)	750,000	658,555
Turners & Growers Ltd.(1)	269,821	452,313
		3,206,916
Forest Products & Paper (0.5%)
Timberwest Forest Corp.	35,000	471,953

Healthcare Products (0.9%)
LMA International NV*(1)	2,301,000	337,231
Techno Medica Co. Ltd.(1)	210	539,410
		876,641
Healthcare-Services (0.3%)
KPJ Healthcare BHD(1)	245,375	266,101

Holding Companies (2.5%)
Babcock & Brown Wind Partners(1)	500,000	787,534
Haw Par Corp.(1)	175,000	840,548
Hotung Investment Holdings Ltd.(1)	2,736,000	383,040
India Hospitality Corp.*	57,000	361,950
		2,373,072

Home Builders (1.2%)
Johor Land BHD(1)	1,296,000	423,089
Sekisui Chemical Co. Ltd.(1)	99,000	675,171
		1,098,260
Household Products/Wares (0.7%)
American Greetings Corp.	51,800	639,212

Insurance (2.8%)
Financial Industries Corp.*	136,200	946,591
Jerneh Asia BHD*(1)	1,153,760	502,075
Kurnia Asia BHD*	2,510,400	526,281
Old Mutual PLC(1)	285,000	523,167
Singapore Reinsurance(1)	377,740	79,071
		2,577,185
Internet (5.5%)
1-800-FLOWERS.COM, Inc.*	79,500	512,775
CS Loxinfo PCL(1)	3,202,500	316,495
eBay, Inc.*	8,850	241,871
IAC/InterActiveCorp*	62,800	1,210,784
Internet Gold-Golden Lines Ltd.*	45,000	327,150
The Knot, Inc.*	57,500	562,350
Shutterfly, Inc.*	30,400	371,184
Sify Ltd. - ADR*	177,000	679,680
Travelzoo, Inc.*	33,000	282,810
United Internet AG(1)	7,500	147,409
United Online, Inc.	50,500	506,515
		5,159,023
Investment Companies (1.4%)
ARA Asset Management Ltd.(1)(3)	920,000	480,506
Pargesa Holding SA(1)	7,620	844,854
		1,325,360
Leisure Time (0.5%)
California WOW Xperience PCL*	636,873	60,954
H.I.S. Co. Ltd.(1)	25,000	374,411
		435,365
Lodging (0.6%)
Paliburg Holdings Ltd.(1)	24,454,576	532,858

Machinery-Diversified (0.8%)
ATS Automation Tooling Systems, Inc.*	48,000	348,338
Gehl Co.*	28,024	414,475
		762,813
Media (7.4%)
CBS Corp.	20,500	399,545
Gannett Co., Inc	31,300	678,271
Independent News & Media PLC(1)	342,000	838,335
Mondo TV SpA*(1)	29,778	264,938
The New York Times Co.	47,500	731,025
News Corp.	54,900	825,696
Spir Communication SA(1)	4,500	317,147
Time Warner, Inc.	42,300	626,040
Viacom, Inc.*	14,300	436,722
Vivendi(1)	9,260	349,161

The Washington Post Co.	1,660	974,253
Workpoint Entertainment	1,113,700	456,339
		6,897,472
Mining (2.8%)
Barrick Gold Corp.	13,700	623,350
Royal Gold, Inc.	45,000	1,411,200
Zijin Mining Group Co. Ltd.*(1)	724,000	616,220
		2,650,770
Miscellaneous Manufacturers (2.1%)
AGFA-Gevaert NV*(1)	120,000	774,632
Cycle Country Accessories Corp.*	273,234	502,751
Uponor OYJ(1)	45,500	666,647
		1,944,030
Oil & Gas (3.4%)
Aurora Oil & Gas Corp.*	791,280	340,250
BP PLC	10,000	695,700
Oil & Natural Gas Corp. Ltd.(1)	30,000	570,247
Royal Dutch Shell PLC	9,000	720,990
Singapore Petroleum Co. Ltd.(1)	100,000	484,863
Thai Oil Public Co.(1)	280,500	436,900
		3,248,950
Oil Refining & Marketing (0.7%)
Neste Oil OYJ(1)	23,100	677,055

Pharmaceuticals (2.2%)
Apex Healthcare BHD(1)	690,000	345,686
Bristol-Myers Squibb Co.	23,700	486,562
C&O Pharmaceutical Technology Holdings Ltd.(1)	2,266,000	471,505
Eu Yan Sang International Ltd.(1)	871,000	320,923
Pfizer, Inc.	27,000	471,690
		2,096,366
Real Estate (4.5%)
Amanah Harta Tanah PNB(1)	172,600	46,115
Amanah Harta Tanah PNB 2(1)	778,974	129,785
APN Property Group Ltd.(1)	1,108,854	742,191
AVJennings Homes Ltd.(1)	356,304	204,909
Housevalues, Inc.*	538,855	1,481,851
NR Nordic and Russia Properties Ltd.	332,482	324,557
Risanamento SpA*(1)	259,000	344,618
Ticon Industrial(1)	696,000	333,104
UOL Group Ltd.(1)	233,000	581,425
		4,188,555
REITS (5.3%)
Cambridge Industrial Trust(1)	700,000	345,588
ING Property Trust(1)	740,000	501,951
MID Reit, Inc.(1)	177	577,083
Nippon Residential Investment Corp.(1)	180	541,819
Parkway Life Real Estate Investment Trust(1)	594,000	492,733
Premier Investment Co.(1)	100	458,925
Strategic Hotels & Resorts, Inc.	99,200	929,504
United Urban Investment Corp.(1)	105	473,670
Whiterock Real Estate Investment Trust	61,000	617,956
		4,939,229

Retail (2.8%)
Bijou Brigitte AG(1)	3,800	510,662
Food Junction Holdings(1)	2,544,000	830,579
Kyoto Kimono Yuzen Co. Ltd.(1)	561	501,031
Modern Beauty Salon Holdings Ltd.(1)	1,400,000	486,618
Multi Indocitra Tbk PT	5,460,000	254,642
		2,583,532
Savings & Loans (0.4%)
First Federal of Northern Michigan Bancorp, Inc.	56,591	338,980

Software (2.4%)
IBA Healthcare Ltd.*(1)	1,225,000	675,251
Kingdee International Software Group Co. Ltd.(1)	2,720,000	559,715
Software Service, Inc.(1)	53,500	645,758
Tose Co. Ltd.*(1)	42,000	377,273
		2,257,997
Telecommunications (2.3%)
3Com Corp.*	166,600	353,192
Fastweb(1)	14,400	484,427
France Telecom SA	15,500	459,265
Hellenic Telecommunications Organization SA	17,500	208,250
Longcheer Holdings Ltd.(1)	1,950,000	675,201
		2,180,335
Toys-Games-Hobbies (0.3%)
Action Products International, Inc.*	519,894	280,743

Transportation (0.8%)
Deutsche Post AG	12,800	332,787
Sakai Moving Service Co. Ltd.	19,000	458,068
		790,855
TOTAL COMMON STOCKS (Identified Cost $86,040,715)		72,054,507

INVESTMENT COMPANIES (0.9%)
Closed-End Funds (0.9%)
JZ Capital Partners Ltd.*(1)	196,035	434,553
Macquarie International Infrastructure Fund Ltd.(1)	711,000	415,767
		850,320
TOTAL INVESTMENT COMPANIES (Identified Cost $1,061,201)		850,320

PREFERRED STOCKS (7.2%)
Banks (3.6%)
Bank of America Corp., Series E, 4.000%(5)	23,175	397,451
Fifth Third Capital Trust VII, 8.875%(5)	17,800	378,250
HSBC USA, Inc., 4.000%(5)	28,000	517,719
Midwest Banc Holdings, Inc., 7.750%	23,218	499,187
Private Bancorp Capital Trust IV, 10.000%	15,100	385,050

Santander Finance Preferred SA Unipersonal, 4.000%(5)	20,000	332,000
Taylor Capital Trust, 9.750%	17,438	252,851
U.S. Bancorp, Series B, 3.500%(5)	16,500	295,185
Zions Bancorp, Series A, 4.000%(5)	20,000	275,000
		3,332,693
Diversified Financial Services (1.0%)
Goldman Sachs Group, Inc., Series D, 4.000%(5)	26,100	467,190
Merrill Lynch & Co., Inc., Series H, 3.296%(5)	15,000	196,500
Temecula Valley Statutory Trust VI, 9.450%	28,300	241,258
		904,948
Insurance (0.8%)
MetLife, Inc., Series A, 4.000%(5)	22,500	415,125
Prudential Financial, Inc., 6.480%(5)	15,200	354,160
		769,285
REITS (0.0%)(4)
Duke Realty Corp., 7.250%	500	10,565
		10,565
Schools (0.3%)
New Horizons Worldwide, Inc.*(1)(2)	8,602	303,654
		303,654
Software (0.0%)(4)
Interactive Voice, Data, and Fax, Inc.*(1)(2)	35,200	35,925
		35,925
Sovereign Agency (1.5%)
Federal Home Loan Mortgage Corporation(5)
Series L, 3.580%	5,350	145,788
Series S , 4.000%	12,500	421750
Federal National Mortgage Association(5)
Series F, 1.360%	29,900	650,025
Series G, 4.590%	11,500	206,770
		1,424,333
TOTAL PREFERRED STOCKS (Identified Cost $8,112,249)		6,781,403

Interest	Maturity	Principal
Rate	Date	Amount	Value
CONVERTIBLE BONDS (1.6%)
Media (0.7%)
Liberty Media LLC
3.125%	03/30/2023	$625,000	651,563

Semiconductors (0.3%)
ASM International NV
4.250%	12/06/2011	230,000	317,975

Foreign Convertible Bonds (0.6%)
Telecommunications 0.6%
Macquarie Communications Infrastructure Management - USD
2.500%	08/23/2013	750,000	562,922

TOTAL CONVERTIBLE BONDS (Identified Cost $1,558,219)			1,532,460

CORPORATE BONDS (1.3%)
Banks (0.2%)
National City Corp.
4.900%	01/15/2015	250,000	190,397

Diversified Financial Services (0.5%)
CIT Group, Inc.
7.625%	11/30/2012	550,000	457,310

Oil & Gas (0.6%)
Husky Oil Co.
8.900%	08/15/2028	573,000	576,224

TOTAL CORPORATE BONDS (Identified Cost $1,275,668)			1,223,931

STRUCTURED CORPORATE BONDS (4.4%)
Consumer Price Index Linked (0.1%)
Merrill Lynch & Co., Inc.(5)
5.970%	03/24/2009	45,000	44,879

Fixed to Float (1.1%)
ILFC E-Capital Trust I(1)(3)(5)
5.900%	12/21/2065	1,210,000	979,648

LIBOR Floaters (0.6%)
National Semiconductor Corp.(5)
3.026%	06/15/2010	615,000	584,156

Non-Inversion (2.4%)
BNP Paribas 30yr - 10yr CMS(5)
8.000%	01/30/2023	255,000	254,363
Lehman Brothers Holdings, Inc. 30yr - 2yr CMS(5)
8.500%	01/10/2022	385,000	327,250
8.000%	10/29/2019	50,000	45,000
Morgan Stanley 30yr - 2yr CMS(5)
7.500%	02/22/2023	300,000	280,500
8.250%	03/14/2028	500,000	437,500
Rabobank Nederland 30yr - 2yr CMS(5)
6.820%	04/01/2019	420,000	390,600
Toyota Motor Credit Corp. 30yr - 10yr CMS(5)
8.000%	05/23/2022	500,000	481,250
			2,216,463
Range Accrual (0.2%)
BNP Paribas SA 3M LIBOR 0-7%(5)
7.000%	10/26/2021	236,000	225,191

TOTAL STRUCTURED CORPORATE BONDS (Identified Cost $4,344,035)			4,050,337

PURCHASED OPTIONS (0.7%)
Call Options
CBOE SPX Volatility
$20.00	07/16/2008	835	379,925
$22.50	07/16/2008	680	183,600
$25.00	07/16/2008	530	83,475
			647,000
TOTAL PURCHASED OPTIONS (Identified Cost $510,310)			647,000

Exercise	Expiration
Price	Date	Shares	Value
WARRANTS (0.4%)
Holding Companies (0.2%)
India Hospitality Corp. *
$5.00	08/01/2010	114,000	196,651

Insurance (0.0%)(4)
Jerneh Asia BHD*
1.60 MYR	07/26/2012	146,760	13,811

Real Estate (0.1%)
Bakrieland Development Tbk PT*
250.00 IDR	04/30/2010	4,935,000	101,162

Schools (0.1%)
New Horizons Worldwide, Inc.*(1)(2)
$0.75	07/03/2012	53,333	47,701

Software (0.0%)(4)
Interactive Voice, Data, and Fax, Inc.*(1)(2)
$17.33	07/06/2008	14,666	0

Toys-Games-Hobbies (0.0%)(4)
Action Products International, Inc.*(1)(2)
$3.75	01/31/2010	320	1

TOTAL WARRANTS (Identified Cost $60,220)			359,326

Interest	Shares/Principal
Rate	Amount	Value
SHORT TERM INVESTMENTS (4.9%)
Money Markets (4.9%)
Northern Institutional Fund - Diversified Asset Portfolio
7 day yield 2.15%	4,527,494	4,527,494

TOTAL SHORT TERM INVESTMENTS (Identified Cost $4,527,494)		4,527,494

TOTAL INVESTMENTS (98.4%) (Identified Cost $107,490,111)		92,026,778

TOTAL OTHER ASSETS LESS LIABILITIES (1.6%)		1,523,904

TOTAL NET ASSETS (100.0%)		$93,550,682

SCHEDULE OF RESTRICTED AND ILLIQUID SECURITIES

Principal	Acquisition	Market	Value as a %
Amount/Shares	Date	Value	of Net Assets
Action Products International, Inc. Warrants*(1)(2)
320	01/10/2006	$1	0.0	%(4)
ARA Asset Management Ltd. (1)(3)
920,000	06/26/2008	480,506	0.5%
ILFC E-Capital Trust I(1)(3)(5)
1,210,000	12/17/2007-01/11/2008	979,648	1.0%
Idaho Trust Bancorp*(1)(2)
46,500	08/30/2006	323,477	0.3%
Interactive Voice, Data, and Fax, Inc.*(1)(2)
35,200	09/14/2006-01/05/2007	35,925	0.0	%(4)
Interactive Voice, Data, and Fax Inc. Warrants*(1)(2)
14,666	01/05/2007	0	0.0	%(4)
New Horizons Worldwide Inc.*(1)(2)
8,602	07/03/2007	303,654	0.3%
New Horizons Worldwide Inc. Warrants*(1)(2)
53,333	07/03/2007	47,701	0.1%
Premier Wealth Management*(1)(3)
398,000	05/26/2006-07/11/2006	39,800	0.0	%(4)
		$2,210,712	2.4%

* Non Income Producing Security.

(1) Fair valued security under procedures established by the Trust’s Board of Trustees. Total market value of fair valued securities as of  June 30, 2008 is $43,307,680.

(2) This security is considered illiquid by the investment adviser.

(3) These securities are not registered, but may be resold only to “qualified institutional buyers” in transactions exempt from registration in accordance with Rule 144A under the Securities Act of 1933 and are technically considered “restricted securities”. This security is considered liquid by the investment adviser. The costs of the securities are $1,607,152.

(4) Less than 0.05% of Total Net Assets.

(5) Represents a variable or increasing rate security. Rate disclosed is as of June 30, 2008.

ADR – American Depositary Receipts

AG - Aktiengesellshaft (German: stock corporation)

BHD – Berhad

CMS – Constant Maturity Swap Curve

CN – Canadian Exchange

LIBOR – London Interbank Offered Rate

LLC – Limited  Liability Company

MYR – Malaysian Ringgit

NV – Naamloze Vennotschap

OYJ – Julkinen Osakeyhtio (Finnish: public limited (trade) company)

PCL – Public Company Limited

PLC – Public Limited Company

PT – Perseroan Terbuka (Indonesia limited liability company)

REIT – Real Estate Investment Trust

SA – Societe Anonyme (French company designation)

SpA – Societa per Azioni (Italian: Limited share company)

See Notes to Schedule of Investments

UTOPIA FUNDS Core Conservative Fund	as of June 30, 2008 (Unaudited)
SCHEDULE of Investments

	Shares	Value
COMMON STOCKS (54.4%)
Agriculture (0.2%)
PRT Forest Regeneration Income Fund	39,000	$142,277

Apparel (0.2%)
Ocean Sky International Ltd.(1)	1,583,000	208,499

Auto Manufacturers (0.3%)
Showa Aircraft Industry Co. Ltd.(1)	30,000	311,288

Banks (2.1%)
Banco Santander SA	16,000	291,040
Idaho Trust Bancorp*(1)(2)	28,500	198,260
MidWestOne Financial Group, Inc.	23,522	304,374
Mitsubishi UFJ Financial Group, Inc. - ADR	30,500	268,401
Mizuho Financial Group(1)	40	186,113
National Bancshares, Inc.*	64,000	120,000
Nexity Financial Corp.*	21,600	100,440
Southern National Bancorp of Virginia, Inc.*	1,788	14,474
Standard Bank Group Ltd.(1)	29,200	283,413
The Tokushima Bank Ltd.(1)	43,000	213,640
		1,980,155
Beverages (0.7%)
Diedrich Coffee, Inc.*	58,976	126,209
Swiss Water Decaffeinated Coffee Income Fund	70,000	483,623
		609,832
Building Materials (1.9%)
CENTROTEC Sustainable AG*	22,100	481,918
Cie de Saint-Gobain(1)	6,420	397,595
Dynasty Ceramic PCL(1)	892,900	481,776
ENDO Lighting Corp.(1)	110,900	375,513
		1,736,802
Chemicals (1.9%)
Century Sunshine Ecological Technology Holdings Ltd.(1)	2,450,000	86,534
Chemical Co. of Malaysia BHD(1)	41,500	36,114
Kansai Paint Co. Ltd.(1)	56,000	387,771
Korea Polyol Co., Ltd.(1)	4,204	223,241
Landec Corp.*	39,307	254,316
Meghmani Organics Ltd.*(1)	1,549,000	300,794
Yip’s Chemical Holdings Ltd.(1)	659,000	441,154
		1,729,924
Commercial Services (0.5%)
Collectors Universe, Inc.	62,300	505,253

Distribution-Wholesale (0.4%)
China Hong Kong Photo Products Holdings Ltd.(1)	3,742,700	326,546

Diversified Financial Services (1.0%)
Guoco Group Ltd.(1)	52,000	526,909
Premier Wealth Management*	188,000	18,800
Premier Wealth Management*(1)(3)	195,500	19,550
WP Stewart & Co. Ltd.	232,920	354,038
		919,297
Electrical Components & Equipment (0.9%)
FINETEC Corp.(1)	30,200	334,595
Viridis Clean Energy Group(1)	511,778	336,221
Xantrex Technology, Inc.*	18,285	179,317
Xantrex Technology, Inc. CN*	1,715	16,904
		867,037
Electronics (0.5%)
Sartorius AG(1)	16,500	509,301

Engineering & Construction (0.3%)
CH. Karnchang PCL(1)	1,892,600	311,522

Entertainment (1.0%)
Avex Group Holdings, Inc.(1)	22,300	249,268
Toei Co. Ltd.(1)	60,000	346,084
Yoshimoto Kogyo Co. Ltd.(1)	29,942	347,950
		943,302
Environmental Control (0.2%)
Sinomem Technology Ltd.*(1)	304,000	143,761

Food (2.0%)
Celestial Nutrifoods Ltd.(1)	600,000	354,121
China Milk Products Group Ltd.(1)	380,000	201,291
Galaxy Nutritional Foods, Inc.*	31,314	4,697
Koninklijke Wessanen NV(1)	40,600	466,585
Petra Foods Ltd.	402,000	291,037
Tofutti Brands, Inc.*	62,700	174,306
Total Produce PLC(1)	415,000	364,401
		1,856,438
Forest Products & Paper (0.4%)
Timberwest Forest Corp.	25,200	339,806

Healthcare Products (0.5%)
LMA International NV*(1)	1,376,000	201,664
Techno Medica Co. Ltd.(1)	120	308,234
		509,898
Healthcare-Services (0.2%)
KPJ Healthcare BHD(1)	170,250	184,631

Holding Companies (1.7%)
Babcock & Brown Wind Partners(1)	359,600	566,394
Haw Par Corp.(1)	104,000	499,526
Hotung Investment Holdings Ltd.(1)	2,031,000	284,340
India Hospitality Corp.*	31,000	196,850
		1,547,110
Home Builders (0.3%)
Johor Land BHD(1)	19,000	6,203
Sekisui Chemical Co. Ltd.(1)	40,000	272,796
		278,999

Household Products/Wares (0.3%)
American Greetings Corp.	25,700	317,138

Housewares (0.4%)
Newell Rubbermaid, Inc.	23,400	392,885

Insurance (2.6%)
Financial Industries Corp.*	79,100	549,745
Jerneh Asia BHD*(1)	694,200	302,091
Kurnia Asia BHD*	1,192,000	249,891
Old Mutual PLC(1)	257,000	471,768
Pacific & Orient BHD	1,900	770
Panin Insurance Tbk PT*(1)	3,867,500	136,677
Singapore Reinsurance(1)	1,137,500	238,110
Swiss Reinsurance(1)	7,100	472,964
		2,422,016
Internet (3.1%)
1-800-FLOWERS.COM, Inc.*	35,200	227,040
CS Loxinfo PCL(1)	1,206,200	119,206
eBay, Inc.*	4,000	109,320
FTD Group, Inc.	37,700	502,541
IAC/InterActiveCorp*	38,300	738,424
Internet Gold-Golden Lines Ltd.*	38,500	279,895
The Knot, Inc.*	10,500	102,690
Shutterfly, Inc.*	20,000	244,200
Sify Ltd. - ADR*	59,500	228,480
Travelzoo, Inc.*	28,000	239,960
United Internet AG(1)	5,500	108,100
		2,899,856
Investment Companies (0.5%)
Pargesa Holding SA(1)	3,840	425,753

Leisure Time (0.6%)
California WOW Xperience PCL*	353,852	33,867
H.I.S. Co. Ltd.(1)	34,900	522,678
		556,545
Lodging (0.2%)
Paliburg Holdings Ltd.(1)	7,881,678	171,740

Machinery-Diversified (0.4%)
ATS Automation Tooling Systems, Inc.*	37,890	274,969
Gehl Co.*	7,500	110,925
		385,894
Media (4.7%)
CBS Corp.	24,000	467,760
Gannett Co., Inc.	21,400	463,738
Independent News & Media PLC(1)	220,000	539,280
Mondo TV SpA*(1)	17,400	154,809
The New York Times Co.	32,300	497,098
News Corp.	21,400	321,856
Spir Communication SA(1)	4,000	281,908
Time Warner, Inc.	15,500	229,400

Viacom, Inc.*	9,900	302,346
Vivendi(1)	7,380	278,273
The Washington Post Co.	900	528,210
Workpoint Entertainment	771,300	316,040
		4,380,718
Mining (2.8%)
Barrick Gold Corp.	13,750	625,625
Royal Gold, Inc.	48,000	1,505,279
Zijin Mining Group Co. Ltd.*(1)	552,000	469,826
		2,600,730
Miscellaneous Manufacturers (1.4%)
AGFA-Gevaert NV*(1)	55,100	355,685
Cycle Country Accessories Corp.*	145,550	267,812
Leggett & Platt, Inc.	15,800	264,966
Uponor OYJ(1)	28,000	410,244
		1,298,707
Oil & Gas (2.7%)
Aurora Oil & Gas Corp.*	444,400	191,092
BP PLC	9,000	626,130
Oil & Natural Gas Corp. Ltd.(1)	23,000	437,189
Royal Dutch Shell PLC	7,500	600,825
Singapore Petroleum Co. Ltd.(1)	80,000	387,890
Thai Oil Public Co.(1)	158,000	246,097
		2,489,223
Oil Refining & Marketing (0.6%)
Neste Oil OYJ(1)	19,900	583,264

Pharmaceuticals (1.6%)
Apex Healthcare BHD(1)	454,000	227,452
Bristol-Myers Squibb Co.	23,500	482,454
C&O Pharmaceutical Technology Holdings Ltd.(1)	373,000	77,613
Eu Yan Sang International Ltd.(1)	659,000	242,811
Pfizer, Inc.	26,000	454,220
		1,484,550
Real Estate (3.0%)
Amanah Harta Tanah PNB(1)	106,600	28,481
Amanah Harta Tanah PNB 2(1)	529,626	88,241
APN Property Group Ltd.(1)	707,160	473,324
AVJennings Homes Ltd.(1)	326,000	187,481
Housevalues, Inc.*	301,500	829,126
NR Nordic and Russia Properties Ltd.	466,000	454,892
Risanamento SpA*(1)	205,000	272,767
Ticon Industrial(1)	387,000	185,217
UOL Group Ltd.(1)	98,000	244,548
		2,764,077
REITS (5.5%)
Cambridge Industrial Trust(1)	576,000	284,370
HRPT Properties Trust	103,000	697,310
ING Property Trust(1)	610,000	413,771
Lexington Realty Trust	46,000	626,980
MID Reit, Inc.(1)	89	290,172
Nippon Residential Investment Corp.(1)	146	439,475
Parkway Life Real Estate Investment Trust(1)	458,000	379,919

Premier Investment Co.(1)	90	413,033
Strategic Hotels & Resorts, Inc.	64,600	605,302
United Urban Investment Corp.(1)	90	406,003
Whiterock Real Estate Investment Trust	52,000	526,782
		5,083,117
Retail (1.7%)
Bijou Brigitte AG(1)	3,270	439,438
Food Junction Holdings(1)	1,460,000	476,669
Kyoto Kimono Yuzen Co. Ltd.(1)	602	537,648
Multi Indocitra Tbk PT	3,050,000	142,245
		1,596,000
Savings & Loans (0.3%)
First Federal of Northern Michigan Bancorp, Inc.	38,670	231,634
Monarch Community Bancorp, Inc.	999	9,630
		241,264
Software (1.5%)
IBA Healthcare Ltd.*(1)	639,550	352,536
Kingdee International Software Group Co. Ltd.(1)	1,800,000	370,400
Software Service, Inc.(1)	32,900	397,111
Tose Co. Ltd.*(1)	31,700	284,751
		1,404,798
Telecommunications (2.4%)
3Com Corp.*	36,800	78,016
Chunghwa Telecom Co.(1)	28,000	72,056
Deutsche Telekom AG	20,000	327,400
Fastweb(1)	9,750	327,998
France Telecom SA	16,000	474,080
Hellenic Telecommunications Organization SA	22,600	268,940
Longcheer Holdings Ltd.(1)	1,149,000	397,848
Motorola, Inc.	17,275	126,799
Shin Corp. PLC*(1)	197,700	156,658
		2,229,795
Toys-Games-Hobbies (0.1%)
Action Products International, Inc.*	258,474	139,576

Transportation (0.8%)
Deutsche Post AG(1)	10,500	272,989
Sakai Moving Service Co. Ltd.	7,200	173,584
Singapore Post Ltd.(1)	350,000	283,257
		729,830
TOTAL COMMON STOCKS
(Identified Cost $59,355,568)		50,559,154

INVESTMENT COMPANIES (0.7%)
Closed-End Funds (0.7%)
JZ Capital Partners Ltd.*(1)	155,000	343,590
Macquarie International Infrastructure Fund Ltd.(1)	546,000	319,281
		662,871
TOTAL INVESTMENT COMPANIES
(Identified Cost $814,348)		662,871

PREFERRED STOCKS (10.6%)
Banks (5.0%)
Bank of America Corp., Series E, 4.000%(5)	25,250	433,037
Colonial BancGroup, Inc., 8.875%(5)	15,700	282,600
Fifth Third Capital Trust VII, 8.875%(5)	17,800	378,250
HSBC USA, Inc., 4.000%(5)	30,500	563,944
KeyCorp Capital VIII, 7.000%	1,500	21,675
KeyCorp Capital X, 8.000%	19,700	315,200
Midwest Banc Holdings, Inc., 7.750%	19,525	419,788
Private Bancorp Capital Trust IV, 10.000%	14,100	359,550
Santander Finance Preferred SA Unipersonal, 4.000%(5)	26,000	431,600
Susquehanna Capital Group, Series I, 9.375%	1,000	25,400
Taylor Capital Trust, 9.750%	21,357	309,677
U.S. Bancorp, Series B, 3.500%(5)	30,575	546,986
Wells Fargo Capital IV, 7.000%	7,000	167,580
Zions Bancorp, Series A, 4.000%(5)	26,725	367,469
		4,622,756
Diversified Financial Services (1.4%)
Capital One Capital II, 7.500%	400	7,420
Goldman Sachs Group, Inc., Series D, 4.000%(5)	31,000	554,900
Merrill Lynch & Co., Inc.(5)
Series G, 5.480%	4,475	59,697
Series H, 3.296%	16,130	211,303
National City Capital Trust IV, 8.000%	9,000	135,900
Temecula Valley Statutory Trust VI, 9.450%	42,000	358,050
		1,327,270
Insurance (1.7%)
AAG Holding Co., Inc.
7.250%	7,200	140,400
7.500%	700	14,189
American International Group, Inc., 6.450%	4,900	89,621
MetLife, Inc., Series A, 4.000%(5)	27,100	499,995
The Phoenix Cos, Inc., 7.450%	15,100	245,677
Prudential Financial, Inc., 6.480%(5)	24,300	566,190
		1,556,072
REITS (0.5%)
BioMed Realty Trust, Inc., 7.375%	300	6,000
Hersha Hospitality Trust, 8.000%	11,350	233,810
Post Properties, Inc., 8.500%	4,175	199,106
Strategic Hotels & Resorts, Inc., 8.500%	1,900	33,820
		472,736
Savings & Loans (0.0%)(4)
Washington Mutual Capital Trust 2001, Convertible
Series UNIT, 5.375%	215	5,160

Schools (0.2%)
New Horizons Worldwide, Inc.*(1)(2)	5,735	202,448

Software (0.0%)(4)
Interactive Voice, Data, and Fax, Inc.*(1)(2)	16,600	16,942

Sovereign Agency (1.8%)
Federal Home Loan Mortgage Corporation (5)
Series L, 3.580%	4,000	109,000

Series S, 4.000%	16,000	539,840
Federal National Mortgage Association(5)
Series F, 1.360%	21,400	465,236
Series G, 4.590%	30,000	539,400
Series P, 4.500%	2,100	50,295
		1,703,771
TOTAL PREFERRED STOCKS
(Identified Cost $11,914,200)		9,907,155

Interest	Maturity	Principal
Rate	Date	Amount	Value
CONVERTIBLE BONDS (2.9%)
Banks (0.2%)
PrivateBancorp, Inc.
3.625%	03/15/2027	$200,000	192,500

Media (0.6%)
Liberty Media LLC
3.125%	03/30/2023	550,000	573,375

Semiconductors (0.2%)
ASM International NV
4.250%	12/06/2011	165,000	228,113

Transportation (0.5%)
YRC Worldwide, Inc.
5.000%	08/08/2023	506,000	447,810

Foreign Convertible Bonds (1.4%)
Investment Companies (1.0%)
Pargesa Netherlands NV - CHF
1.750%	06/15/2014	1,110,000	926,855

Telecommunications (0.4%)
Macquarie Communications Infrastructure Management - USD
2.500%	08/23/2013	500,000	375,282
			1,302,137
TOTAL CONVERTIBLE BONDS
(Identified Cost $2,727,225)			2,743,935

CORPORATE BONDS (7.8%)
Banks (0.3%)
National City Corp.
4.900%	01/15/2015	310,000	236,093

Distribution-Wholesale (0.5%)
Owens & Minor, Inc.
6.350%	04/15/2016	484,000	476,014

Diversified Financial Services (1.3%)
CIT Group, Inc.
7.625%	11/30/2012	590,000	490,568
Jefferies Group, Inc.
6.450%	06/08/2027	350,000	272,949
Schwab Capital Trust I(5)
7.500%	11/15/2037	550,000	497,788
			1,261,305

Machinery-Diversified (0.3%)
The Manitowoc Co., Inc.
7.125%	11/01/2013	340,000	323,000

Office/Business Equipment (0.5%)
Xerox Corp.
7.625%	06/15/2013	445,000	462,095

Oil & Gas (0.7%)
Husky Oil Co.
8.900%	08/15/2028	600,000	603,376

Oil & Gas Services (0.5%)
Ocean RIG ASA(3)(5)
6.700%	04/04/2011	500,000	500,000

Retail (0.8%)
Ltd. Brands, Inc.
6.900%	07/15/2017	550,000	500,407
7.600%	07/15/2037	250,000	222,957
			723,364
Savings & Loans (1.0%)
Sovereign Bancorp, Inc.
2.962%	03/01/2009	620,000	593,936
Washington Mutual, Inc.
4.000%	01/15/2009	355,000	344,350
			938,286
Software (0.5%)
Broadridge Financial Solutions, Inc.
6.125%	06/01/2017	600,000	505,278

Transportation (0.3%)
Roadway Corp.
8.250%	12/01/2008	240,000	240,000

Foreign Corporate Bonds (1.1%)
Banks (1.1%)
Rabobank Nederland - CHF
4.250%	09/14/2012	1,000,000	1,018,550

TOTAL CORPORATE BONDS
(Identified Cost $7,225,102)			7,287,361

GOVERNMENT BONDS (8.9%)
Foreign Bonds & Notes (0.1%)
Norway Government Bonds
5.000%	05/15/2015	640,000	124,816

U.S. Treasury Bonds & Notes (8.8%)
U.S. Treasury Inflation Indexed Bonds
2.000%	01/15/2026	4,326,520	4,284,947
1.750%	01/15/2028	4,092,520	3,888,532
			8,173,479
TOTAL GOVERNMENT BONDS
(Identified Cost $8,295,800)			8,298,295

STRUCTURED CORPORATE BONDS (9.3%)
Consumer Price Index Linked (0.4%)
Merrill Lynch & Co., Inc.(5)
5.970%	03/24/2009	43,000	42,884
SLM Corp.(5)
5.130%	10/08/2008	370,000	369,275
			412,159
Fixed to Float (0.7%)
ILFC E-Capital Trust I(1)(3)(5)
5.900%	12/21/2065	850,000	688,183

LIBOR Floaters (3.4%)
Brunswick Corp.(5)
3.570%	07/24/2009	839,000	831,286
Capmark Financial Group, Inc.(5)
3.366%	05/10/2010	500,000	385,426
Lehman Brothers Holdings, Inc. (5)
2.820%	11/16/2009	490,000	466,952
Meridian Funding Co. LLC (3)(5)
3.450%	07/26/2010	817,503	736,138
National Semiconductor Corp. (5)
3.026%	06/15/2010	475,000	451,177
Washington Mutual, Inc. (5)
2.778%	08/24/2009	300,000	282,869
			3,153,848
Non-Inversion (4.0%)
BNP Paribas 30yr - 10yr CMS(5)
8.000%	01/30/2023	700,000	698,250
Lehman Brothers Holdings Inc. 30yr - 10yr CMS(5)
8.000%	10/29/2019	90,000	81,000
Lehman Brothers Holdings, Inc. 30yr - 2yr CMS(5)
7.000%	09/29/2021	730,000	620,499
8.500%	01/10/2022	260,000	221,000
Morgan Stanley(5)
30yr - 2yr CMS, 7.500%	02/22/2023	800,000	748,001
30yr – 10yr CMS, 10.000%	02/28/2028	685,000	657,600

Rabobank Nederland 30yr - 2yr CMS(5)
6.820%	04/01/2019	400,000	372,000
Toyota Motor Credit Corp. 30yr - 10yr CMS(5)
8.000%	05/23/2022	385,000	370,563
			3,768,913
Range Accrual (0.8%)
BNP Paribas SA 3M LIBOR 0-7%(5)
7.000%	10/26/2021	225,000	214,695
Lehman Brothers Holdings, Inc. 6M LIBOR 0-7%(5)
8.750%	01/24/2023	485,000	482,575
			697,270
TOTAL STRUCTURED CORPORATE BONDS
(Identified Cost $9,104,420)			8,720,373

PURCHASED OPTIONS (0.5%)
Call Options
CBOE SPX Volatility
$ 20.00	07/16/2008	555	252,525
$ 22.50	07/16/2008	335	90,450
$ 25.00	07/16/2008	530	83,475
			426,450
TOTAL PURCHASED OPTIONS
(Identified Cost $337,873)			426,450

Exercise	Expiration
Price	Date	Shares	Value
WARRANTS (0.2%)
Holding Companies (0.1%)
India Hospitality Corp.*
$5.00	08/01/2010	62,000	106,949

Insurance (0.0%)(4)
Jerneh Asia BHD*(1)
1.60 MYR	07/26/2012	17,100	1,609

Real Estate (0.1%)
Bakrieland Development Tbk PT*
250.00 IDR	04/30/2010	2,583,000	52,949

Schools (0.0%)(4)
New Horizons Worldwide, Inc. *(1)(2)
$0.75	07/03/2012	35,556	31,802

Software (0.0%)(4)
Interactive Voice, Data, and Fax, Inc. *(1)(2)
$17.33	07/06/2008	6,917	0

Toys-Games-Hobbies (0.0%)(4)
Action Products International, Inc. *(1)(2)
$3.75	01/31/2010	215	1

TOTAL WARRANTS
(Identified Cost $35,247)			193,310

Interest	Shares/Principal
Rate	Amount	Value
SHORT TERM INVESTMENTS (6.0%)
Money Markets (6.0%)
Northern Institutional Fund - Diversified Asset Portfolio
7 day yield 2.15%	5,634,493	5,634,493
TOTAL SHORT TERM INVESTMENTS
(Identified Cost $5,634,493)		5,634,493

TOTAL INVESTMENTS (101.3%)
(Identified Cost $105,444,276)		94,433,397

TOTAL LIABILITIES LESS OTHER ASSETS (-1.3%)		(1,197,092)

TOTAL NET ASSETS (100.0%)		$93,236,305

SCHEDULE OF RESTRICTED AND ILLIQUID SECURITIES

Principal	Acquisition	Market	Value as a %
Amount/Shares	Date	Value	of Net Assets

Action Products International, Inc. Warrants*(1)(2)
215	01/10/2006	$1	0.0	%(4)
Idaho Trust Bancorp*(1)(2)
28,500	08/30/2006	198,260	0.2%
ILFC E-Capital Trust I(1)(3)(5)
850,000	12/17/2007-01/11/2008	688,183	0.8%

Interactive Voice, Data, and Fax, Inc.*(1)(2)
16,600	09/14/2006-01/05/2007	106,942	0.1%
Interactive Voice, Data, and Fax, Inc. Warrants*(1)(2)
6,917	01/05/2007	0	0.0	%(4)
Meridian Funding Co. LLC(3)
817,503	12/11/2007	736,138	0.8%
New Horizons Worldwide, Inc.*(1)(2)
5,735	07/03/2007	202,448	0.2%
New Horizons Worldwide, Inc. Warrants*(1)(2)
35,556	07/03/2007	31,802	0.0	%(4)
Ocean RIG ASA(3)(5)
500,000	04/23/2008	500,000	0.5%
Premier Wealth Management*(1)(3)		19,550	0.0	%(4)
195,500	05/26/2006-07/11/2006	$2,393,324	2.6%

* Non Income Producing Security.

(1) Fair valued security under procedures established by the Trust’s Board of Trustees. Total market value of fair valued securities as of  June 30, 2008  is $29,796,608.

(2) This security is considered illiquid by the investment adviser.

(3) These securities are not registered, but may be resold only to “qualified institutional buyers” in transactions exempt from registration in accordance with Rule 144A under the Securities Act of 1933 and are technically considered “restricted securities”. This security is considered liquid by the investment adviser. The costs of the securities are $2,084,033.

(4) Less than 0.05% of Total Net Assets.

(5) Represents a variable or increasing rate security. Rate disclosed is as of June 30, 2008.

ADR – American Depositary Receipts

AG - Aktiengesellshaft (German: stock corporation)

ASA – Allmennaksjeselskap (Norway: stock corporation)

BHD – Berhad

CHF – Swiss Franc

CMS – Constant Maturity Swap Curve

CN – Canadian Exchange

LIBOR – London Interbank Offered Rate

LLC – Limited  Liability Company

NV – Naamloze Vennotschap

OYJ – Julkinen Osakeyhtio (Finnish: public limited (trade) company)

PCL – Public Company Limited

PLC – Public Limited Company

PT – Perseroan Terbuka (Indonesia limited liability company)

REIT – Real Estate Investment Trust

SA – Societe Anonyme (French company designation)

SpA – Societa per Azioni (Italian: Limited share company)

THB – Thai Bah

See Notes to Schedule of Investments

UTOPIA FUNDS Yield Income Fund	as of June 30, 2008 (Unaudited)

SCHEDULE of Investments

	Shares	Value
COMMON STOCKS (37.2%)
Agriculture (0.1%)
PRT Forest Regeneration Income Fund	26,700	$97,405

Apparel (0.1%)
Ocean Sky International Ltd.(1)	602,000	79,290

Auto Manufacturers (0.2%)
Showa Aircraft Industry Co. Ltd.(1)	15,000	155,644

Banks (1.3%)
Banco Santander SA	8,000	145,520
Idaho Trust Bancorp*(2)	9,500	66,087
MidWestOne Financial Group, Inc.	12,825	165,956
Mitsubishi UFJ Financial Group, Inc. - ADR	20,000	176,000
Mizuho Financial Group(1)	40	186,112
National Bancshares, Inc.*	17,000	31,875
Nexity Financial Corp.*	6,204	28,849
Southern National Bancorp of Virginia, Inc.*	440	3,562
Standard Bank Group Ltd.(1)	19,400	188,294
The Tokushima Bank Ltd.(1)	15,000	74,526
		1,066,781
Beverages (0.4%)
Diedrich Coffee, Inc.*	34,399	73,614
Swiss Water Decaffeinated Coffee Income Fund	39,000	269,447
		343,061
Building Materials (1.0%)
CENTROTEC Sustainable AG*	8,500	185,353
Cie de Saint-Gobain(1)	4,240	262,586
Dynasty Ceramic PCL(1)	318,000	171,581
ENDO Lighting Corp.(1)	42,000	142,214
		761,734
Chemicals (0.9%)
Century Sunshine Ecological Technology Holdings Ltd.(1)	735,000	25,960
Chemical Co. of Malaysia BHD(1)	15,300	13,314
Kansai Paint Co. Ltd.(1)	24,000	166,188
Korea Polyol Co. Ltd.(1)	1,228	65,209
Landec Corp.*	21,900	141,693
Meghmani Organics Ltd.*(1)	490,100	95,171
Yip’s Chemical Holdings Ltd.(1)	366,900	245,614
		753,149
Commercial Services (0.3%)
Collectors Universe, Inc.	31,000	251,410

Distribution-Wholesale (0.2%)
China Hong Kong Photo Products Holdings Ltd.(1)	1,749,300	152,624

Diversified Financial Services (0.7%)
Guoco Group Ltd.(1)	29,000	293,853
Premier Wealth Management*	60,300	6,030

Premier Wealth Management*(1)(3)	58,000	5,800
WP Stewart & Co. Ltd.	170,000	258,400
		564,083
Electrical Components & Equipment (0.7%)
FINETEC Corp.(1)	14,000	155,110
Viridis Clean Energy Group(1)	368,100	241,829
Xantrex Technology, Inc.*	12,715	124,694
Xantrex Technology, Inc. CN*	285	2,809
		524,442
Electronics (0.4%)
Sartorius AG(1)	10,600	327,187

Engineering & Construction (0.1%)
CH. Karnchang PCL(1)	600,000	98,760

Entertainment (0.8%)
Avex Group Holdings, Inc.(1)	6,200	69,303
TMS Entertainment Ltd.(1)	83,900	186,266
Toei Co. Ltd.(1)	29,000	167,274
Yoshimoto Kogyo Co. Ltd.(1)	18,162	211,057
		633,900
Environmental Control (0.1%)
Sinomem Technology Ltd.*(1)	146,000	69,043

Food (1.3%)
Celestial Nutrifoods Ltd.(1)	151,000	89,121
China Milk Products Group Ltd.(1)	110,000	58,268
Galaxy Nutritional Foods, Inc.*	4,000	600
Koninklijke Wessanen NV(1)	27,500	316,038
Petra Foods Ltd.	218,000	157,826
Tofutti Brands, Inc.*	19,539	54,318
Total Produce PLC(1)	180,000	158,053
Turners & Growers Ltd. (1)	103,531	173,554
		1,007,778
Forest Products & Paper (0.4%)
Timberwest Forest Corp.	21,000	283,172

Healthcare Products (0.5%)
LMA International NV*(1)	467,000	68,443
Techno Medica Co. Ltd.(1)	130	333,920
		402,363
Healthcare-Services (0.1%)
KPJ Healthcare BHD(1)	87,675	95,081

Holding Companies (1.1%)
Babcock & Brown Wind Partners(1)	203,000	319,738
Haw Par Corp.(1)	59,000	283,384
Hotung Investment Holdings Ltd.(1)	1,128,000	157,920
India Hospitality Corp.*	12,500	79,375
		840,417
Home Builders (0.3%)
Johor Land BHD(1)	459,000	149,844
Sekisui Chemical Co. Ltd.(1)	11,000	75,019
		224,863
Household Products/Wares (0.2%)
American Greetings Corp.	12,500	154,250

Housewares (0.3%)
Newell Rubbermaid, Inc.	15,300	256,887

Insurance (1.8%)
Financial Industries Corp.*	60,500	420,474
Jerneh Asia BHD*(1)	314,760	136,972
Kurnia Asia BHD*(1)	410,000	85,953
Old Mutual PLC(1)	158,000	290,036
Pacific & Orient BHD	500	203
Panin Insurance Tbk PT*(1)	1,382,000	48,840
Singapore Reinsurance(1)	828,300	173,385
Swiss Reinsurance(1)	4,800	319,750
		1,475,613
Internet (1.7%)
1-800-FLOWERS.COM, Inc.*	11,800	76,110
CS Loxinfo PCL(1)	408,000	40,322
eBay, Inc.*	2,000	54,660
FTD Group, Inc.	25,000	333,250
IAC/InterActiveCorp*	15,200	293,056
Internet Gold-Golden Lines Ltd.*	15,000	109,050
The Knot, Inc.*	5,500	53,790
Shutterfly, Inc.*	9,500	115,995
Sify Ltd. - ADR*	29,000	111,360
Travelzoo, Inc.*	11,500	98,555
United Internet AG(1)	4,000	78,618
		1,364,766
Investment Companies (0.5%)
Pargesa Holding SA(1)	3,256	361,003

Iron/Steel (0.2%)
Tokyo Steel Manufacturing Co. Ltd.(1)	15,900	184,157

Leisure Time (0.2%)
California WOW Xperience PCL*	106,162	10,161
H.I.S. Co. Ltd.(1)	12,600	188,703
		198,864
Lodging (0.1%)
Paliburg Holdings Ltd.(1)	2,105,446	45,877

Machinery-Diversified (0.4%)
ATS Automation Tooling Systems, Inc.*	25,950	188,320
Gehl Co.*	10,100	149,379
		337,699
Media (3.4%)
CBS Corp.	15,000	292,350
Gannett Co., Inc.	13,000	281,710
Independent News & Media PLC(1)	156,000	382,398
Mondo TV SpA*(1)	9,000	80,074
The New York Times Co.	17,000	261,630
News Corp.	13,000	195,520
Spir Communication SA(1)	3,500	246,670
Time Warner, Inc.	10,500	155,400
Viacom, Inc.*	3,400	103,836
Vivendi(1)	3,920	147,809
The Washington Post Co.	740	434,306
Workpoint Entertainment	372,000	152,427
		2,734,130

Mining (2.7%)
Barrick Gold Corp.	11,900	541,450
Royal Gold, Inc.	40,000	1,254,399
Zijin Mining Group Co. Ltd.*(1)	460,000	391,521
		2,187,370
Miscellaneous Manufacturers (1.1%)
AGFA-Gevaert NV*(1)	35,000	225,934
Cycle Country Accessories Corp.*	41,270	75,937
Leggett & Platt, Inc.	18,000	301,861
Uponor OYJ(1)	18,500	271,054
		874,786
Oil & Gas (2.0%)
Aurora Oil & Gas Corp.*	230,200	98,986
BP PLC	6,500	452,205
Oil & Natural Gas Corp. Ltd. (1)	16,700	317,437
Royal Dutch Shell PLC	5,000	400,550
Singapore Petroleum Co. Ltd.(1)	40,000	193,945
Thai Oil Public Co. (1)	85,000	132,394
		1,595,517
Oil Refining & Marketing (0.5%)
Neste Oil OYJ(1)	13,100	383,958

Pharmaceuticals (1.3%)
Apex Healthcare BHD(1)	220,000	110,219
Bristol-Myers Squibb Co.	19,300	396,229
C&O Pharmaceutical Technology Holdings Ltd.(1)	103,000	21,432
Eu Yan Sang International Ltd.(1)	278,000	102,430
Pfizer, Inc.	22,000	384,340
		1,014,650
Real Estate (1.7%)
Amanah Harta Tanah PNB(1)	53,200	14,214
Amanah Harta Tanah PNB 2(1)	192,200	32,023
APN Property Group Ltd. (1)	420,640	281,547
AVJennings Homes Ltd.(1)	121,974	70,147
Housevalues, Inc.*	124,000	341,000
NR Nordic and Russia Properties Ltd.	235,650	230,033
Risanamento SpA*(1)	128,000	170,313
Ticon Industrial(1)	148,000	70,832
UOL Group Ltd.(1)	46,000	114,788
		1,324,897
REITS (4.0%)
Cambridge Industrial Trust(1)	266,000	131,324
HRPT Properties Trust	58,000	392,660
ING Property Trust(1)	425,000	288,283
Lexington Realty Trust	31,000	422,531
MID Reit, Inc.(1)	70	228,225
Nippon Residential Investment Corp. (1)	95	285,960
Parkway Life Real Estate Investment Trust(1)	200,000	165,903
Premier Investment Co.(1)	64	293,712
Strategic Hotels & Resorts, Inc.	38,100	356,997
United Urban Investment Corp.(1)	70	315,780
Whiterock Real Estate Investment Trust	33,000	334,304
		3,215,679
Retail (1.1%)
Bijou Brigitte AG(1)	1,700	228,454
Food Junction Holdings(1)	1,030,000	336,280

Kyoto Kimono Yuzen Co. Ltd.(1)	314	280,434
Multi Indocitra Tbk PT	910,000	42,440
		887,608
Savings & Loans (0.2%)
First Federal of Northern Michigan Bancorp, Inc.	19,555	117,135
Monarch Community Bancorp, Inc.	999	9,630
		126,765
Software (0.8%)
IBA Healthcare Ltd.*(1)	260,575	143,636
Kingdee International Software Group Co. Ltd.(1)	900,000	185,200
Software Service, Inc. (1)	14,000	168,983
Tose Co. Ltd.*(1)	16,600	149,113
		646,932
Telecommunications (1.5%)
3Com Corp.*	22,600	47,912
Deutsche Telekom AG	16,000	261,920
Fastweb(1)	7,100	238,850
France Telecom SA	10,000	296,300
Hellenic Telecommunications Organization SA	18,000	214,200
Longcheer Holdings Ltd.(1)	320,500	110,975
Shin Corp. PLC*(1)	87,800	69,573
		1,239,730
Toys-Games-Hobbies (0.0%)(4)
Action Products International, Inc.*	66,592	35,960

Transportation (0.5%)
Deutsche Post AG(1)	5,500	142,994
Sakai Moving Service Co. Ltd.	4,600	110,901
Singapore Post Ltd.(1)	200,000	161,861
		415,756
TOTAL COMMON STOCKS (Identified Cost $33,575,133)		29,795,041

INVESTMENT COMPANIES (0.4%)
Closed-End Funds (0.4%)
JZ Capital Partners PLC*(1)	52,000	115,269
Macquarie International Infrastructure Fund Ltd.(1)	391,000	228,643
		343,912
TOTAL INVESTMENT COMPANIES (Identified Cost $399,907)		343,912

PREFERRED STOCKS (12.6%)
Banks (5.1%)
Bank of America Corp., Series E, 4.000%(5)	25,700	440,755
Colonial BancGroup, Inc., 8.875%(5)	15,000	270,000
Fifth Third Capital Trust VII, 8.875%(5)	12,400	263,500
HSBC USA, Inc., 4.000%(5)	25,000	462,249
IFC Capital Trust VI, 8.700%	4,000	40,640
KeyCorp Capital VIII, 7.000%	400	5,780
KeyCorp Capital X, 8.000%	12,500	200,000
Midwest Banc Holdings, Inc., 7.750%	11,900	255,850
Private Bancorp Capital Trust IV, 10.000%	8,800	224,400
Santander Finance Preferred SA Unipersonal, 4.000%(5)	14,000	232,400
Susquehanna Capital Group, Series I, 9.375%	12,400	314,960
Taylor Capital Trust, 9.750%	17,300	250,850
U.S. Bancorp, Series B, 3.500%(5)	22,500	402,525
Wells Fargo Capital IV, 7.000%	18,000	430,920

Zions Bancorp, Series A, 4.000%(5)	21,000	288,750
Zions Capital Trust B, 8.000%	500	11,000
		4,094,579
Diversified Financial Services (1.3%)
Affiliated Managers Group, Inc., 5.100%	700	30,450
Goldman Sachs Group, Inc., Series D, 4.000%(5)	25,600	458,240
Merrill Lynch & Co., Inc.,
Series G, 3.396%	1,525	20,344
Series H, 3.296%	27,000	353,700
National City Capital Trust IV, 8.000%	2,800	42,280
Temecula Valley Statutory Trust VI, 9.450%	19,400	165,385
		1,070,399
Insurance (1.9%)
AAG Holding Co. Inc.,
7.250%	5,000	97500
7.500%	10,000	202,700
American International Group, Inc., 6.450%	5,800	106,082
Everest Re Capital Trust, 6.200%	1,950	36,309
MetLife, Inc., Series A, 4.000%(5)	21,000	387,450
The Phoenix Cos, Inc., 7.450%	17,400	283,098
Prudential Financial, Inc., 6.480%(5)	18,075	421,148
		1,534,287
REITS (2.7%)
Duke Realty Corp.,
Series M, 6.950%	3,700	74,074
Series O, 8.375%	10,300	245,861
First Republic Preferred Capital Corp., 7.250%	2,200	42,438
Hersha Hospitality Trust, 8.000%	20,000	412,000
Highwoods Properties, Inc., 8.000%	900	21,339
Hospitality Properties Trust
Series B, 8.875%	8,100	185,895
Series C, 7.000%	17,070	288,483
Host Hotels & Resorts, Inc., 8.875%	16,700	417,500
HRPT Properties Trust
Series B, 8.750%	1,700	41,021
Series C, 7.125%	1,500	31,455
Post Properties, Inc., 8.500%	6,091	290,480
Strategic Hotels & Resorts, Inc., 8.500%	5,000	89,000
		2,139,546
Savings & Loans (0.1%)
Washington Mutual Capital Trust 2001, Convertible Series UNIT, 5.375%	1,400	33,600

Schools (0.1%)
New Horizons Worldwide, Inc., *(1)(2)	2,867	101,206

Software (0.0%)(4)
Interactive Voice, Data, and Fax, Inc. *(1)(2)	4,000	4,082

Sovereign Agency (1.4%)
Federal Home Loan Mortgage Corporation(5)
Series L, 3.580%	13,075	356,294
Series S, 4.000%	2,750	92,785
Federal National Mortgage Association(5)
Series F, 1.360%	13,500	293,490
Series G, 4.590%	4,000	95,800
Series P, 4.500%	14,500	260,710
		1,099,079

TOTAL PREFERRED STOCKS (Identified Cost $11,631,911)		10,076,778

Interest	Maturity	Principal
Rate	Date	Amount	Value
CONVERTIBLE BONDS (2.7%)
Banks (0.2%)
PrivateBancorp, Inc.
3.625%	03/15/2027	$200,000	192,500

Media (0.5%)
Liberty Media LLC
3.125%	03/30/2023	375,000	390,938

Semiconductors (0.1%)
ASM International NV
4.250%	12/06/2011	45,000	62,213

Transportation (0.2%)
YRC Worldwide, Inc.
5.000%	08/08/2023	178,000	157,530

Foreign Convertible Bonds (1.7%)
Investment Companies 1.5%
Pargesa Netherlands NV - CHF
1.750%	06/15/2014	1,400,000	1,169,007

Telecommunications (0.2%)
Macquarie Communications Infrastructure Management - USD
2.500%	08/23/2013	250,000	187,641
			1,356,648
TOTAL CONVERTIBLE BONDS (Identified Cost $2,176,319)			2,159,829

CORPORATE BONDS (8.7%)
Banks (1.1%)
National City Bank
2.700%	08/24/2009	681,818	664,930
National City Corp.
4.900%	01/15/2015	240,000	182,781
			847,711
Distribution-Wholesale (0.7%)
Owens & Minor, Inc.
6.350%	04/15/2016	600,000	590,100

Diversified Financial Services (2.2%)
CIT Group, Inc.
7.625%	11/30/2012	460,000	382,477
General Electric Capital Corp.
7.750%	06/09/2009	575,000	589,382
Jefferies Group, Inc.
6.450%	06/08/2027	350,000	272,949
Schwab Capital Trust I(5)
7.500%	11/15/2037	610,000	552,093
			1,796,901
Electronics (0.4%)
Fisher Scientific International, Inc.
6.125%	07/01/2015	300,000	297,814

Insurance (0.2%)
Metropolitan Life Global Funding I(3)
5.750%	07/25/2011	130,000	134,834

Machinery-Diversified (0.1%)
The Manitowoc Co., Inc.
7.125%	11/01/2013	115,000	109,250

Office/Business Equipment (0.2%)
Xerox Corp.
7.625%	06/15/2013	145,000	150,570

Oil & Gas (0.3%)
Husky Oil Co.
8.900%	08/15/2028	250,000	251,407

Oil & Gas Services (0.6%)
Ocean RIG ASA(3)(5)
6.700%	04/04/2011	500,000	500,000

Retail (0.8%)
Ltd. Brands, Inc.
6.900%	07/15/2017	450,000	409,424
7.600%	07/15/2037	250,000	222,957
			632,381
Savings & Loans (0.8%)
Sovereign Bancorp, Inc.
2.962%	03/01/2009	500,000	478,981
Washington Mutual, Inc.
4.000%	01/15/2009	145,000	140,650
			619,631
Software (0.5%)
Broadridge Financial Solutions, Inc.
6.125%	06/01/2017	500,000	421,065

Transportation (0.2%)
Roadway Corp.
8.250%	12/01/2008	160,000	160,000

Foreign Corporate Bonds (0.6%)
Banks (0.6%)
Rabobank Nederland - CHF
4.250%	09/14/2012	450,000	458,348

TOTAL CORPORATE BONDS (Identified Cost $6,952,863)			6,970,012

GOVERNMENT BONDS (22.7%)
Foreign Bonds & Notes (0.1%)
Norway Government Bonds
5.000%	05/15/2015	246,000	47,976

U.S. Treasury Bonds & Notes (22.6%)
U.S. Treasury Inflation Indexed Bonds
1.625%	01/15/2018	3,478,642	3,536,255
2.000%	01/15/2026	5,137,743	5,088,374
2.375%	01/15/2027	3,197,550	3,347,685
1.750%	01/15/2028	6,445,719	6,124,438
			18,096,752
TOTAL GOVERNMENT BONDS (Identified Cost $17,933,448)			18,144,728

STRUCTURED CORPORATE BONDS (7.4%)
Consumer Price Index Linked (0.4%)
Merrill Lynch & Co., Inc.(5)
5.970%	03/24/2009	17,000	16,954
SLM Corp.(5)
5.130%	10/08/2008	300,000	299,412
			316,366
Fixed to Float (0.3%)
ILFC E-Capital Trust I(1)(3)(5)
5.900%	12/21/2065	340,000	275,273

LIBOR Floaters (2.3%)
Capmark Financial Group, Inc.(5)
3.366%	05/10/2010	500,000	385,426
Brunswick Corp.(5)
3.570%	07/24/2009	660,000	653,931
Lehman Brothers Holdings, Inc. (5)
2.820%	11/16/2009	160,000	152,474
Meridian Funding Co. LLC(3)(5)
3.450%	07/26/2010	330,001	297,156
National Semiconductor Corp. (5)
3.026%	06/15/2010	160,000	151,976
Washington Mutual, Inc. (5)
2.778%	08/24/2009	200,000	188,580
			1,829,543
Non-Inversion (3.9%)
American International Group, Inc. (5)
7.500%	03/23/2022	325,000	276,250
BNP Paribas 30yr - 10yr CMS(5)
8.750%	12/01/2019	400,000	375,080
8.000%	01/30/2023	400,000	399,000
Lehman Brothers Holdings Inc. 30yr - 10yr CMS(5)
8.000%	10/29/2019	40,000	36,000
Lehman Brothers Holdings, Inc. 30yr - 2yr CMS(5)
7.000%	09/29/2021	270,000	229,500
8.500%	01/10/2022	115,000	97,750
Morgan Stanley(5)
30yr – 2 yr CMS, 7.500%	02/22/2023	400,000	374,000
30yr – 10 CMS, 10.000%	02/28/2028	370,000	355,200
Rabobank Nederland 30yr - 2yr CMS(5)
6.820%	04/01/2019	180,000	167,400
Toyota Motor Credit Corp. 30yr - 10yr CMS(5)
8.000%	05/23/2022	175,000	168,438
Toyota Motor Credit Corp. 30yr – 2yr CMS(5)
10.000%	08/01/2022	600,000	602,699
			3,081,317
Range Accrual (0.5%)
BNP Paribas SA 3M LIBOR 0-7%(5)
7.000%	10/26/2021	85,000	81,107
Lehman Brothers Holdings, Inc. 6M LIBOR 0-7%(5)
8.750%	01/24/2023	215,000	213,925
Rabobank Nederland NV, 6M LIBOR 0-7%(5)
7.050%	04/17/2022	100,000	97,151
			392,183
TOTAL STRUCTURED CORPORATE BONDS (Identified Cost $6,117,308)			5,894,682

PURCHASED OPTIONS (0.4%)
Call Options
CBOE SPX Volatility
$20.00	07/16/2008	455	207,025
$22.50	07/16/2008	275	74,250
			281,275
TOTAL PURCHASED OPTIONS (Identified Cost $216,988)			281,275

Exercise	Expiration
Price	Date	Shares	Value
WARRANTS (0.1%)
Holding Companies (0.1%)
India Hospitality Corp.*
$5.00	08/01/2010	25,000	43,124

Insurance (0.0%)(4)
Jerneh Asia BHD*(1)
1.60 MYR	07/26/2012	24,660	2,321

Real Estate (0.0%)(4)
Bakrieland Development Tbk PT*
250.00 IDR	04/30/2010	805,000	16,502

Schools (0.0%)(4)
New Horizons Worldwide, Inc.*(1)(2)
$0.75	07/03/2012	17,778	15,901

Software (0.0%)(4)
Interactive Voice, Data, and Fax, Inc.*(1)(2)
$17.33	07/06/2008	1,667	0

Toys-Games-Hobbies (0.0%)(4)
Action Products International, Inc.*(1)(2)
$3.75	01/31/2010	105	0

TOTAL WARRANTS (Identified Cost $15,523)			77,848

Interest	Shares/Principal
Rate	Amount	Value
SHORT TERM INVESTMENTS (7.0%)
Money Markets (7.0%)
Northern Institutional Fund - Diversified Asset Portfolio
7 day yield 2.15%	5,610,735	5,610,735

TOTAL SHORT TERM INVESTMENTS (Identified Cost $5,610,735)		5,610,735

TOTAL INVESTMENTS (99.2%) (Identified Cost $84,630,135)		79,354,840

TOTAL OTHER ASSETS LESS LIABILITIES (0.8%)		673,941

TOTAL NET ASSETS (100.0%)		$80,028,781

SCHEDULE OF RESTRICTED AND ILLIQUID SECURITIES

Principal	Acquisition	Market	Value as a %
Amount/Shares	Date	Value	of Net Assets
Action Products International, Inc. Warrants*(1)(2)
105	01/10/2006	$0	0.0	%(4)
Idaho Trust Bancorp*(1)(2)
9,500	08/30/2006	66,087	0.1%
ILFC E-Capital Trust I (1)(3)(5)
340,000	12/27/2008-01/11/2008	275,273	0.3%

Interactive Voice, Data, and Fax Inc.*(1)(2)
4,000	09/14/2006-01/05/2007	4,082	0.0	%(4)
Interactive Voice, Data, and Fax Inc. Warrants*(1)(2)
1,667	01/05/2007	0	0.0	%(4)
Meridian Funding Co. LL(3)(5)
330,001	12/11/2007	297,156	0.4%
Metropolitan Life Global Funding I(3)
130,000	08/20/2007	134,834	0.2%
New Horizons Worldwide, Inc.*(1)(2)
2,867	07/03/2007	101,206	0.1%
New Horizons Worldwide, Inc. Warrants*(1)(2)
17,778	07/03/2007	15,901	0.0	%(4)
Ocean RIG ASA(3)(5)
500,000	04/23/2008	500,000	0.6%
Premier Wealth Management*(1)(3)
58,000	05/26/2006-07/11/2006	5,800	0.0	%(4)

		$1,400,339	1.7%

* Non Income Producing Security.

(1) Fair valued security under procedures established by the Trust’s Board of Trustees. Total market value of fair valued securities as of June 30, 2008 is $17,101,238.

(2) This security is considered illiquid by the investment adviser.

(3) These securities are not registered, but may be resold only to “qualified institutional buyers” in transactions exempt from registration in accordance with Rule 144A under the Securities Act of 1933 and are technically considered “restricted securities”. This security is considered liquid by the investment adviser. The costs of the securities are $1,266,474.

(4) Less than 0.05% of Total Net Assets.

(5) Represents a variable or increasing rate security. Rate disclosed is as of June 30, 2008.

ADR – American Depositary Receipts

AG - Aktiengesellshaft (German: stock corporation)

ASA – Allmennaksjeselskap (Norway: stock corporation)

CHF – Swiss Franc

CMS – Constant Maturity Swap Curve

CN – Canadian Exchange

IDR – Indonesian Rupiah

LIBOR – London Interbank Offered Rate

LLC – Limited Liability Company

MYR – Malaysian Ringgit

NV – Naamloze Vennotschap

OYJ – Julkinen Osakeyhtio (Finnish: public limited (trade) company)

PCL – Public Company Limited

PLC – Public Limited Company

PNB – Permodalan Naional Berhad

PT – Perseroan Terbuka (Indonesia limited liability company)

REIT – Real Estate Investment Trust

SA – Societe Anonyme (French company designation)

SpA – Societa per Azioni (Italian: Limited share company)

THB – Thai Baht

See Notes to Schedule of Investments

UTOPIA FUNDS

NOTES T0 SCHEDULE OF INVESTMENTS

June 30, 2008 (Unaudited)

1. ORGANIZATION

Utopia Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust was organized on May 23, 2005 as a Delaware statutory trust pursuant to a Declaration of Trust governed by the laws of the State of Delaware. The Trust currently offers shares of beneficial interest (“shares”) of the Utopia Growth Fund, Utopia Core Fund, Utopia Core Conservative Fund, and the Utopia Yield Income Fund. Each Fund is non-diversified with an investment objective to seek long-term absolute total return. The Declaration of Trust permits the Trustees to create additional funds and classes.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

Security Valuation: A Fund’s net asset value (“NAV”) per share is determined as of the close of regular trading on the New York Stock Exchange (“NYSE”), which is generally 4:00 p.m. Eastern time, on each day when the NYSE is open for trading. The Funds do not price their shares on days when the NYSE is closed for trading. When net asset value is computed, quotations of foreign securities in foreign currencies are converted into the U.S. dollar equivalents at the prevailing market rates. Trading in securities on exchanges and over-the-counter markets in Europe and Asia is normally completed at various times prior to the current closing time of the NYSE. Trading on foreign exchanges may not take place on every day that the NYSE is open. Conversely, trading in various foreign markets may take place on days when the NYSE is not open and on other days when net asset value is not calculated. Consequently, calculation of the net asset value for a Fund may not occur at the same time as determination of the most current market prices of the securities included in the calculation, and the value of the net assets held by the Fund may be significantly affected on days when shares are not available for purchase or redemption.

The market value of domestic equity securities is determined by valuing securities traded on national securities markets or in the over-the-counter markets at the last sale price or, if applicable, the official closing price or, in the absence of a recent sale on the date of determination, at the latest bid price.

Foreign equity securities are valued as of the close of trading on the primary exchange or market on which they trade. The Funds’ accounting services provider will use a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of the Fund’s portfolio is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of regular trading on the NYSE. The Funds’ valuation procedures set forth certain triggers which instruct the accounting services provider when to use the fair valuation model. The value assigned to a security by the fair valuation model is a determination of fair value made under the Funds’ valuation procedures and under the supervision of the Board of Trustees. In such a case, a Fund’s value for a security may be different from the last sale price (or the latest bid price) and there is no guarantee that a fair valued security will be sold at the price at which a fund is carrying the security.

Fixed-income securities are valued by using market quotations or independent pricing services that use either prices provided by market-makers or matrixes that produce estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. The value assigned to a security by a pricing service is a determination of fair value made under the Funds’ valuation procedures and under the supervision of the Board of Trustees. There is no guarantee that a fair valued security will be sold at the price at which a Fund is carrying the security.

Other securities, and all other assets, including securities for which a market price is not available or the value of which is materially affected by a valuation event which occurred prior to the time when net asset value is computed, are valued at a fair value as determined in good faith by the Board of Trustees, or under the direction of the Board of Trustees, and in accordance with the Funds’ valuation procedures or by the Funds’ Pricing Committee (which is comprised of employees of the Adviser) and/or the Board’s Valuation Committee under the supervision of the Board of Trustees and in accordance with the Funds’ valuation procedures. The value of fair valued securities may be different from the last sale price (or the latest bid price), and there is no guarantee that a fair valued security will be sold at the price at which a Fund is carrying the security.

Reverse Convertible Bonds: A reverse convertible bond is a short-term bond that is linked to an underlying stock. At maturity, the investor receives either 100 percent of the original investment amount or a predetermined number of shares of the underlying stock. The stated coupon is paid regardless of what happens at maturity. The primary risk of these securities is that they are not principal protected. At maturity, the investor may receive shares of the underlying stock worth less than their original investment amount. As of June 30, 2008, each Fund held reverse convertible bonds.

Consumer Price Index Linked Bonds: A Consumer Price Index (“CPI”) linked bond pays a coupon that is determined based on the monthly percentage difference of the CPI Index as measured by the Consumer Price Index for All Urban Consumers. This Index is published monthly by the U.S. Bureau of Labor Statistics and is a measure of inflation in the United States. The primary risk is the interest rate applicable to notes linked to an index such as the Consumer Price Index may be linked to period-over-period changes in the level of the index for the relevant index measurement period. If the index does not increase during the relevant measurement period, holders of these notes may not receive any interest payments for the applicable interest period. As of June 30, 2008, the Utopia Core Fund, Utopia Core Conservative Fund and the Utopia Yield Income Fund held CPI linked bonds.

Range Notes: Range notes are securities whose coupon payments are linked to a reference range of a specified index. For example, as long as the London Interbank Offered Rate (“LIBOR”) Yield remains within a fixed target range, coupon payments are made. The primary risk is if the LIBOR Yield is outside the specified reference range. For each day the LIBOR Yield is outside of the fixed target range, interest on the security does not accrue.  As of June 30, 2008, the Utopia Core Fund, Utopia Core Conservative Fund and the Utopia Yield Income Fund held range notes.

Non-Inversion Notes: A non-inversion note is a bond that pays a stated coupon as long as the yield curve between two stated maturities on the Constant Maturity Swap Curve do not invert. The primary risk is if the interest rate changes.  As long as the spread between the stated maturities remains equal or greater than zero, interest on the security will accrue daily.  If the spread becomes inverted or less than zero, daily interest will not accrue.  As of June 30, 2008, each Fund held non-inversion notes.

Fixed to Float : A fixed to float bond indicates the structured note coupon rate changes from fixed to floater over the life of the security.   The primary risk is after the fixed period, the coupon rate falls to a lower rate.  As of June 30, 2008 Utopia Core Conservative Fund and the Utopia Yield Income Fund held fixed to floats.

London Interbank Offered Rate Floater: A LIBOR floater is a bond whose interest adjusts based on a LIBOR benchmark.  The primary risk is if LIBOR falls.  Should LIBOR fall, the security is at risk of a lower current yield.   As of June 30, 2008, the Utopia Core Fund, Utopia Core Conservative Fund and the Utopia Yield Income Fund held Libor floaters.

Foreign Currency Transactions: The books and records of the Funds are maintained in U.S. dollars. The Funds may purchase securities that are denominated in a foreign currency or debt obligations that are payable in a foreign currency. Investment securities and other assets and liabilities that are denominated in a foreign currency are translated into U.S. dollars at the exchange rate on the day of valuation. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange on the dates of such transactions.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations from changes in market values of securities held and reported with other foreign currency gains and losses in the Statement of Operations which is included in the Annual and Semi-Annual reports to shareholders.

Futures Contracts: The Funds will use such instruments for the purpose of speculation, bona fide hedging or risk management purposes. A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Funds may buy and sell stock index futures contracts, interest rate futures contracts, currency futures and other commodity futures. The Funds may also buy or write put or call options on these futures contracts.

Upon entering into a futures contract, a Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund periodically.

Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities. As of June 30, 2008, the Funds did not have any futures contracts.

Options: The Funds may write put and call options for speculative or bona fide hedging or risk management purposes. When a Fund writes a put or call option, an amount equal to the premium received is included in the Statement of Assets and Liabilities, which is included in the Annual and Semi-Annual reports to shareholders, as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. As a writer of an option, a Fund has no control over whether the underlying securities are subsequently sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may also purchase put and call options. When a Fund purchases a call or put option, an amount equal to the premium paid is included in the Fund’s Statement of Assets and Liabilities, which is included in the Annual and Semi-Annual reports to shareholders, as an investment, and is subsequently marked-to-market to reflect the current market value of the option. If an option expires on the stipulated expiration date or if a Fund enters into a closing sale transaction, a gain or loss is realized. If a Fund exercises a call, the cost of the security acquired is increased by the premium paid for the call. If a Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities. As of June 30, 2008, each Fund had purchased options.

Swap Agreements: The Funds may enter into interest rate, securities index, commodity, or security and currency exchange rate swap agreements and related caps, floors, and collars. The Funds will use such instruments for the purpose of speculation, bona fide hedging or risk management purposes. Swap agreements are two party contracts in which the parties agree to exchange the returns (or differentials in return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of particular securities or securities representing a particular index. Parties may also enter into bilateral swap agreements, which obligate one party to pay the amount of any net appreciation in a basket or index of securities while the counter party is obligated to pay the amount of any net depreciation. A Fund records an increase or decrease to realized gain (loss), in the amount due to or owed by the Fund at termination or settlement. As of June 30, 2008, the Funds did not have any swap agreements.

Short Sales: Each Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of the short sale. As of June 30, 2008, the Funds did not hold any securities sold short.

Securities Lending: Each Fund may seek additional income at times by lending its portfolio securities up to 33 1/3% of its total assets to broker-dealers and financial institutions provided that: (1) the loan is secured by collateral that is continuously maintained in an amount at least equal to the current market value of the securities loaned, (2) the Fund may call the loan at any time with proper notice and receive the securities loaned, (3) the Fund will continue to receive interest and/or dividends paid on the loaned securities and may simultaneously earn interest on the investment of any cash collateral and (4) the aggregate market value of all securities loaned by the Fund will not at any time exceed the maximum permitted under the 1940 Act. Collateral will normally consist of cash or cash equivalents, securities issued by the U.S. government or its agencies or instrumentalities or irrevocable letters of credit. Securities lending by a Fund involves the risk that the borrower may fail to return the loaned securities or maintain the proper amount of collateral. Therefore, a Fund will only enter into such lending after a review by the Adviser of the borrower’s financial statements, reports and other information as may be necessary to evaluate the creditworthiness of the borrower. Such reviews will be conducted on an ongoing basis as long as the loan is outstanding. As of June 30, 2008, the Funds did not have any securities on loan.

Warrants: The Funds may invest in warrants. A warrant gives the holder a right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price. Unlike convertible debt securities or preferred stock, warrants do not pay a fixed coupon or dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of a Fund’s entire investment therein). As of June 30, 2008, each Fund held warrants.

Restricted Securities: The Funds may invest in securities that are subject to restrictions on resale because they have not been registered under the 1933 Act. These securities are sometimes referred to as private placements. Although securities which may be resold only to “qualified institutional buyers” in accordance with the provisions of Rule 144A under the 1933 Act are technically considered “restricted securities,” the Funds may purchase Rule 144A securities without regard to the limitation on investments in illiquid securities, provided that a determination is made that such securities have a readily available trading market. The Funds may also purchase certain commercial paper issued in reliance on the exemption from registration in Section 4(2) of the 1933 Act (“4(2) Paper”). The Adviser will determine the liquidity of Rule 144A securities and 4(2) Paper pursuant to procedures adopted by the Board of Trustees. The liquidity of Rule 144A securities and 4(2) Paper will be monitored by the Adviser, and if as a result of changed conditions it is determined that a Rule 144A security or 4(2) Paper is no longer liquid, a Fund’s holdings of illiquid securities will be reviewed to determine what, if any, action is required to assure that the Fund does not exceed its percentage limitation for investments in illiquid securities.

Limitations on the resale of restricted securities may have an adverse effect on the marketability of portfolio securities and the Funds might be unable to dispose of restricted securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requirements. The Funds might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities. As of June 30, 2008, each Fund held restricted securities.

Borrowings: The Funds may borrow, including through reverse repurchase agreements, to increase their portfolio holdings of securities in efforts to enhance performance (commonly referred to as “leverage”). Any borrowings for non-temporary purposes shall be from a bank. Such borrowings may be on a secured or unsecured basis at fixed or variable rates of interest. The 1940 Act requires the Funds to maintain continuous asset coverage of not less than 300% with respect to all borrowings, which means that a Fund may borrow up to 331/3% of its total assets. As of June 30, 2008, each Fund did not have any borrowings.

Other: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premiums, accretion of discounts and income earned on money market funds, is accrued and recorded daily. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on an identified cost basis. Expenses shared by the Funds are allocated among the Funds based on each Fund’s ratio of relative net assets to the combined net assets.

Use of Estimates:  The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America.  This requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from these estimates.

Federal Income Taxes:  Each Fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains, if any, each year.  Each Fund is not subject to income taxes to the extent such distributions are made.

Distributions to Shareholders:  Dividends from net investment income and distributions of net realized gains, if any, will be declared and paid at least annually.  Distributions to shareholders are recorded by the Funds on the ex-dividend date.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes.  The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes.  Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by a Fund.

3.  UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS

At June 30, 2008, the cost of securities on a tax basis and gross unrealized appreciation (depreciation) on investments for federal income tax purposes were as follows:

	Utopia Growth Fund	Utopia Core Fund
Gross appreciation (excess of value over tax cost)	$1,617,063	$2,387,944
Gross depreciation (excess of tax cost over value)	(11,393,528)	(18,479,690)
Net unrealized depreciation	$(9,776,465)	$(16,091,746)
Cost of investments for income tax purposes	$68,139,197	$108,118,524

	Utopia Core Conservative Fund	Utopia Yield Income Fund
Gross appreciation (excess of value over tax cost)	$2,069,326	$1,493,699
Gross depreciation (excess of tax cost over value)	(13,400,284)	(6,866,676)
Net unrealized depreciation	$(11,330,958)	$(5,372,977)
Cost of investments for income tax purposes	$105,764,355	$84,727,817

The differences between book and tax net unrealized appreciation are wash sale loss deferrals.

4. NEW ACCOUNTING PRONOUNCEMENTS

Effective September 30, 2007, the Funds adopted FASB Interpretation No. 48 (“FIN 48”) “Accounting for Uncertainty in Income Taxes,” which requires that the financial statement effects of a tax position taken or expected to be taken in a tax return be recognized in the financial statements when it is more likely than not, based on the technical merits, that the position will be sustained upon examination. Management has concluded that the Funds have taken no uncertain tax positions that require adjustment to the financial statements to comply with the provisions of FIN 48. The Funds file income tax returns in the U.S. federal jurisdiction and the State of Michigan. The statute of limitations on the Fund’s federal tax return filings remains open for the years ended December 31, 2005 through December 31, 2007. The Fund’s Michigan tax return filings remain open for the years ended December 31, 2005 through December 31, 2006. To our knowledge there are no federal or Michigan income tax returns currently under examination.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS No. 157). SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. Management has evaluated the impact the adoption of SFAS No. 157 will have on the Funds’ financial statements and believes that the impact on the disclosures will depend upon the composition of the portfolios on the date of adoption.

Item 2 - Controls and Procedures.

(a)           The Registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b)           There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.Cert.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UTOPIA FUNDS

By:	/s/ Paul Sutherland
Paul Sutherland
President (Principal Executive Officer)

Date:	August 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Paul Sutherland
Paul Sutherland
President (Principal Executive Officer)

Date:	August 22, 2008

By:	/s/ Jonathan Mohrhardt
Jonathan Mohrhardt
Treasurer (Principal Financial Officer)

Date:	August 22, 2008

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